UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Bond Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2020 (unaudited)
Rating	Percentage of Fund Investments
Aaa	55.67%
Aa1	0.84
Aa2	1.21
Aa3	1.27
A1	2.28
A2	4.76
A3	5.24
Baa1	6.56
Baa2	8.18
Baa3	4.63
Ba1	0.93
Ba2	0.32
Ba3	0.39
B1	0.24
B2	0.18
B3	0.21
CCC, CC, C	0.53
D	0.00
Equities	0.00
Not Rated	5.23
Short Term Investments	1.33
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$1,058.60	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	$1.76
Investor Class
Actual	$1,000.00	$1,055.90	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class shares and 0.70% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.00%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 3.69%
$ 107,631	Ajax Mortgage Loan Trust(a)(b) Series 2017-B Class A 3.16%, 09/25/2056	$ 106,949
215,926	ALM XVI Ltd / ALM XVI LLC(a)(c) Series 2015-16A Class AAR2 2.12%, 07/15/2027 3-mo. LIBOR + 0.90%	214,683
155,000	Americredit Automobile Receivables Trust Series 2019-3 Class D 2.58%, 09/18/2025	153,991
454,000	AMMC XIV Ltd(a)(c) Series 2014-14A Class A1LR 2.24%, 07/25/2029 3-mo. LIBOR + 1.25%	446,732
425,000	Anchorage Capital Ltd(a)(c) Series 2016-8A Class AR 1.89%, 07/28/2028 3-mo. LIBOR + 1.00%	421,186
500,000	Atrium IX(a)(c) Series 2009A Class AR 1.61%, 05/28/2030 3-mo. LIBOR + 1.24%	493,549
250,000	Bain Capital Credit(a)(c) Series 2017-1A Class A1 2.39%, 07/20/2030 3-mo. LIBOR + 1.25%	246,193
	Bayview Koitere Fund Trust(a)(b)
	Series 2017-SPL3 Class A
50,518	4.00%, 11/28/2053	52,304
	Series 2017-RT4 Class A
125,252	3.50%, 07/28/2057	129,315
197,338	Bayview Mortgage Fund IV Trust(a)(b) Series 2017-RT3 Class A 3.50%, 01/28/2058	199,636
	Bayview Opportunity Master Fund IV Trust(a)(b)
	Series 2016-SPL2 Class A
89,156	4.00%, 06/28/2053	91,200
	Series 2017-RT1 Class A1
185,159	3.00%, 03/28/2057	189,306
	Series 2017-RT5 Class A
206,726	3.50%, 05/28/2069	213,384
	Series 2017-RT6 Class A
120,399	3.50%, 10/28/2057	122,904
	Series 2017-SPL4 Class A
96,658	3.50%, 01/28/2055	98,530
	Series 2017-SPL5 Class A
62,819	3.50%, 06/28/2057	64,727
390,000	Bunker Hill Loan Depository Trust(a) Series 2020 Class 1A1 1.72%, 02/25/2055	389,992
Principal Amount		Fair Value
Non-Agency — (continued)
$ 423,884	CIFC Funding Ltd(a)(c) Series 2012-2RA Class A1 1.94%, 01/20/2028 3-mo. LIBOR + 0.80%	$ 418,255
1,840	CIG Auto Receivables Trust(a) Series 2017-1A Class A 2.71%, 05/15/2023	1,843
	Citigroup Mortgage Loan Trust(a)
	Series 2018-RP1 Class A1
77,086	3.00%, 09/25/2064(b)	80,108
	Series 2019-E Class A1
190,721	3.23%, 11/25/2070(d)	191,163
	Domino's Pizza Master Issuer LLC(a)
	Series 2018-1A Class A2I
191,588	4.12%, 07/25/2048	203,953
	Series 2019-1A Class A2
104,475	3.67%, 10/25/2049	109,447
135,000	Drive Auto Receivables Trust Series 2019-4 Class D 2.70%, 02/16/2027	135,300
	Exeter Automobile Receivables Trust(a)
	Series 2019-4A Class D
410,000	2.58%, 09/15/2025	408,472
	Series 2020-1A Class D
130,000	2.73%, 12/15/2025	129,840
340,558	Galaxy XXIX Ltd(a)(c) Series 2018-29A Class A 1.18%, 11/15/2026 3-mo. LIBOR + 0.79%	337,126
220,000	Kubota Credit Owner Trust(a) Series 2018-1A Class A4 3.21%, 01/15/2025	227,229
	Marlette Funding Trust(a)
	Series 2019-3A Class A
192,948	2.69%, 09/17/2029	193,964
	Series 2019-4A Class A
255,237	2.39%, 12/17/2029	256,225
62,699	MetLife Securitization Trust(a)(b) Series 2017-1A Class A 3.00%, 04/25/2055	65,248
	Mill City Mortgage Loan Trust(a)(b)
	Series 2017-3 Class A1
208,780	2.75%, 01/25/2061	213,625
	Series 2018-1 Class A1
279,392	3.25%, 05/25/2062	290,847
	Series 2018-2 Class A1
212,986	3.50%, 05/25/2058	221,694
	Series 2018-3 Class A1
154,577	3.50%, 08/25/2058	163,261
	Nationstar HECM Loan Trust(a)(b)
	Series 2018-SB51 Class A5H
9,401	3.19%, 07/25/2028	9,403

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-1A Class A
$ 42,589	2.65%, 06/25/2029	$ 42,922
445,000	New Residential Advance Receivables Trust(a) Series 2019-T4 Class AT4 2.33%, 10/15/2051	439,278
199,424	New Residential Mortgage LLC(a) Series 2018-GS10 Class A1 3.79%, 07/25/2054	194,826
253,301	Northwoods Capital XV Ltd(a)(c) Series 2017-15A Class A 1.61%, 06/20/2029 3-mo. LIBOR + 1.30%	245,702
	NRZ Excess Spread-Collateralized Notes(a)
	Series 2018-FNT1 Class A
182,688	3.61%, 05/25/2023	182,272
	Series 2018-PLS1 Class A
200,392	3.19%, 01/25/2023	201,505
	Series 2018-PLS2 Class A
54,072	3.27%, 02/25/2023	54,380
109,017	OCP Ltd(a)(c) Series 2015-8A Class A1R 1.98%, 04/17/2027 3-mo. LIBOR + 0.85%	108,418
284,887	OnDeck Asset Securitization Trust II LLC(a) Series 2019-1A Class A 2.65%, 11/18/2024	284,953
	OneMain Financial Issuance Trust(a)
	Series 2017-1A Class A1
95,880	2.37%, 09/14/2032	96,164
	Series 2018-1A Class A
228,000	3.30%, 03/14/2029	231,707
	Regional Management Issuance Trust(a)
	Series 2018-1 Class A
190,000	3.83%, 07/15/2027	187,452
	Series 2018-2 Class A
320,000	4.56%, 01/18/2028	324,901
	Series 2019-1 Class A
250,000	3.05%, 11/15/2028	245,847
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
210,000	2.68%, 10/15/2025	209,599
	Series 2020-1 Class A2A
80,000	2.07%, 01/17/2023	80,654
	SoFi Consumer Loan Program LLC(a)
	Series 2017-3 Class A
30,414	2.77%, 05/25/2026	30,593
	Series 2017-4 Class A
14,831	2.50%, 05/26/2026	14,973
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2017-6 Class A2
$ 40,555	2.82%, 11/25/2026	$ 40,835
409,000	Sound Point III-R Ltd(a)(c) Series 2013-2RA Class A1 2.17%, 04/15/2029 3-mo. LIBOR + 0.95%	396,911
195,846	Sound Point X Ltd(a)(c) Series 2015-3A Class AR 2.03%, 01/20/2028 3-mo. LIBOR + 0.89%	194,210
215,000	Springleaf Funding Trust(a) Series 2017-AA Class A 2.68%, 07/15/2030	214,806
365,000	SPS Servicer Advance(a) Series 2019-T2 Class AT2 2.32%, 10/15/2052	360,927
535,109	Stanwich Mortgage Loan Trust(a)(d) Series 2019-NPB2 Class A1 3.48%, 11/16/2024	537,089
325,000	TICP XII Ltd(a)(c) Series 2018-12A Class A 2.33%, 01/15/2031 3-mo. LIBOR + 1.11%	321,061
	Towd Point Mortgage Trust(a)(b)
	Series 2016-4 Class A1
115,978	2.25%, 07/25/2056	117,024
	Series 2017-2 Class A1
89,992	2.75%, 04/25/2057	91,577
	Series 2017-4 Class A1
549,212	2.75%, 06/25/2057	565,439
	Series 2018-1 Class A1
63,521	3.00%, 01/25/2058	65,805
	Series 2018-2 Class A1
239,880	3.25%, 03/25/2058	252,003
	Series 2018-3 Class A1
177,139	3.75%, 05/25/2058	190,169
	Series 2018-5 Class A1A
556,240	3.25%, 07/25/2058	582,292
155,218	VOLT LXXXIII LLC(a)(d) Series 2019-NPL9 Class A1A 3.33%, 11/26/2049	154,946
545,911	VOLT LXXXIV LLC(a)(d) Series 2019-NP10 Class A1A 3.43%, 12/27/2049	544,455
105,504	VOLT LXXXV LLC(a)(d) Series 2020-NPL1 Class A1A 3.23%, 01/25/2050	104,850
333,621	VOLT LXXXVII LLC(a)(d) Series 2020-NPL3 Class A1A 2.98%, 02/25/2050	330,558
390,902	VOLT LXXXVIII LLC(a)(d) Series 2020-NPL4 Class A1 2.98%, 03/25/2050	385,448
250,000	Voya Ltd(a)(c) Series 2017-3A Class A1A 2.37%, 07/20/2030 3-mo. LIBOR + 1.23%	246,086

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 58,500	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	$ 61,785
300,000	Westlake Automobile Receivables Trust(a) Series 2019-3A Class D 2.72%, 11/15/2024	300,760
	Zais Ltd(a)(c)
	Series 2016-2A CLA1
247,914	2.75%, 10/15/2028 3-mo. LIBOR + 1.53%	244,225
	Series 2017-1A Class A1
260,558	2.59%, 07/15/2029 3-mo. LIBOR + 1.37%	256,373
TOTAL ASSET-BACKED SECURITIES — 3.69% (Cost $16,973,311)		$ 17,027,364
BANK LOANS
13,750	Envision Healthcare Corp(c) 5.50%, 10/11/2025 1-mo. LIBOR + 4.50%	9,075
TOTAL BANK LOANS — 0.00%(e) (Cost $22,106)		$ 9,075
CORPORATE BONDS AND NOTES
Basic Materials — 0.63%
	Air Products & Chemicals Inc
25,000	1.50%, 10/15/2025	25,852
50,000	1.85%, 05/15/2027	52,381
200,000	Carpenter Technology Corp 5.20%, 07/15/2021	201,887
50,000	Clearwater Paper Corp(a)(f) 5.38%, 02/01/2025	50,375
50,000	Coeur Mining Inc 5.88%, 06/01/2024	48,000
	Compass Minerals International Inc(a)
50,000	4.88%, 07/15/2024	50,125
25,000	6.75%, 12/01/2027	26,250
55,000	Dow Chemical Co 4.80%, 05/15/2049	65,466
335,000	DuPont de Nemours Inc 4.21%, 11/15/2023	367,645
15,000	Ecolab Inc 4.80%, 03/24/2030	19,017
	Freeport-McMoRan Inc
25,000	5.00%, 09/01/2027	25,117
25,000	5.25%, 09/01/2029	25,636
25,000	5.40%, 11/14/2034	24,711
50,000	Hexion Inc(a) 7.88%, 07/15/2027	45,500
25,000	Illuminate Buyer LLC / Illuminate Holdings IV Inc(a) 9.00%, 07/01/2028	26,062
Principal Amount		Fair Value
Basic Materials — (continued)
$ 105,000	LYB International Finance III LLC 2.88%, 05/01/2025	$ 111,816
130,000	Nutrien Ltd 3.95%, 05/13/2050	143,428
25,000	PQ Corp(a) 5.75%, 12/15/2025	25,188
250,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	268,520
	RPM International Inc
150,000	4.55%, 03/01/2029	168,630
100,000	5.25%, 06/01/2045	112,484
	Sherwin-Williams Co
60,000	3.45%, 06/01/2027	67,103
100,000	2.95%, 08/15/2029	107,480
135,000	2.30%, 05/15/2030(f)	137,645
20,000	4.50%, 06/01/2047	24,336
80,000	3.30%, 05/15/2050	81,011
250,000	Southern Copper Corp 6.75%, 04/16/2040	338,485
20,000	Steel Dynamics Inc 3.25%, 01/15/2031	20,326
200,000	Syngenta Finance NV(a) 4.89%, 04/24/2025	210,262
25,000	WR Grace & Co(a) 4.88%, 06/15/2027	25,326
		2,896,064
Communications — 5.61%
480,000	Alibaba Group Holding Ltd 3.40%, 12/06/2027	533,161
	Amazon.com Inc
1,035,000	2.80%, 08/22/2024	1,124,550
645,000	1.50%, 06/03/2030	654,119
560,000	3.88%, 08/22/2037	693,184
50,000	AMC Networks Inc 5.00%, 04/01/2024	49,500
200,000	America Movil SAB de CV 2.88%, 05/07/2030	211,110
	AT&T Inc
20,000	3.80%, 02/15/2027	22,522
240,000	2.30%, 06/01/2027	247,789
465,000	4.35%, 03/01/2029	542,059
425,000	4.30%, 02/15/2030	496,532
225,000	4.80%, 06/15/2044	266,358
240,000	4.35%, 06/15/2045	269,981
800,000	3.65%, 06/01/2051	834,551
165,000	Booking Holdings Inc 4.63%, 04/13/2030	192,970
	CCO Holdings LLC / CCO Holdings Capital Corp(a)
25,000	5.88%, 05/01/2027	26,086
50,000	5.00%, 02/01/2028	51,625
75,000	4.75%, 03/01/2030	76,739
100,000	4.50%, 08/15/2030	102,050

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
	Charter Communications Operating LLC / Charter Communications Operating Capital
$ 150,000	4.91%, 07/23/2025	$ 172,010
150,000	2.80%, 04/01/2031	151,984
125,000	6.48%, 10/23/2045	166,080
235,000	5.38%, 05/01/2047	277,393
190,000	5.13%, 07/01/2049	219,350
40,000	4.80%, 03/01/2050	45,336
20,000	6.83%, 10/23/2055	26,938
	Comcast Corp
350,000	3.40%, 04/01/2030	398,558
75,000	4.25%, 10/15/2030	91,825
220,000	1.95%, 01/15/2031	224,063
230,000	4.60%, 10/15/2038	292,902
115,000	3.25%, 11/01/2039	127,585
285,000	4.75%, 03/01/2044	380,959
55,000	3.40%, 07/15/2046	60,944
120,000	4.70%, 10/15/2048	161,046
60,000	3.45%, 02/01/2050	68,006
385,000	2.80%, 01/15/2051	393,477
75,000	4.95%, 10/15/2058	106,619
	Cox Communications Inc(a)
55,000	3.15%, 08/15/2024	59,178
95,000	6.95%, 06/01/2038	134,292
35,000	8.38%, 03/01/2039	57,161
35,000	4.50%, 06/30/2043	41,341
200,000	CSC Holdings LLC(a) 5.50%, 04/15/2027	208,100
400,000	Deutsche Telekom International Finance BV(a) 3.60%, 01/19/2027	447,651
	Diamond Sports Group LLC / Diamond Sports Finance Co(a)
25,000	5.38%, 08/15/2026	18,121
25,000	6.63%, 08/15/2027	13,400
	Discovery Communications LLC
101,000	3.80%, 03/13/2024	108,240
255,000	3.95%, 03/20/2028	284,896
100,000	3.63%, 05/15/2030	109,371
160,000	5.20%, 09/20/2047	186,079
123,000	5.30%, 05/15/2049	150,031
250,000	4.65%, 05/15/2050	283,512
50,000	DISH DBS Corp 7.75%, 07/01/2026	53,005
	Entercom Media Corp(a)
25,000	7.25%, 11/01/2024(f)	21,750
25,000	6.50%, 05/01/2027	22,438
	FOX Corp
100,000	4.71%, 01/25/2029	120,102
135,000	5.58%, 01/25/2049	189,931
25,000	Go Daddy Operating Co LLC / GD Finance Co Inc(a) 5.25%, 12/01/2027	25,438
50,000	Gray Television Inc(a) 5.88%, 07/15/2026	49,812
Principal Amount		Fair Value
Communications — (continued)
$ 225,000	Grupo Televisa SAB 5.00%, 05/13/2045	$ 247,437
83,112	iHeartCommunications Inc 8.38%, 05/01/2027	76,161
	Intelsat Jackson Holdings SA(a)(g)(h)
25,000	8.50%, 10/15/2024	15,031
50,000	9.75%, 07/15/2025	30,715
25,000	Lamar Media Corp(a)(f) 4.88%, 01/15/2029	25,125
50,000	Match Group Inc(a) 4.13%, 08/01/2030	48,953
	Nexstar Broadcasting Inc(a)
25,000	5.63%, 08/01/2024	25,188
50,000	5.63%, 07/15/2027	50,003
260,000	Omnicom Group Inc 4.20%, 06/01/2030	302,298
25,000	Scripps Escrow Inc(a) 5.88%, 07/15/2027	23,688
	Sinclair Television Group Inc(a)
25,000	5.63%, 08/01/2024	24,000
25,000	5.88%, 03/15/2026	24,625
	Sirius XM Radio Inc(a)
25,000	3.88%, 08/01/2022	25,156
75,000	5.38%, 04/15/2025	77,025
25,000	5.50%, 07/01/2029	26,444
50,000	4.13%, 07/01/2030	49,323
25,000	Sprint Capital Corp 6.88%, 11/15/2028	30,468
75,000	Sprint Corp 7.63%, 03/01/2026	88,528
	TEGNA Inc(a)
25,000	4.63%, 03/15/2028	23,000
25,000	5.00%, 09/15/2029	23,555
	Telefonica Emisiones SA
300,000	7.05%, 06/20/2036	436,038
390,000	4.90%, 03/06/2048	473,299
	Tencent Holdings Ltd(a)
455,000	2.99%, 01/19/2023	472,605
1,000,000	1.81%, 01/26/2026(f)	1,011,220
200,000	3.98%, 04/11/2029	225,600
50,000	Terrier Media Buyer Inc(a) 8.88%, 12/15/2027	47,938
	Time Warner Cable LLC
100,000	4.00%, 09/01/2021	102,663
370,000	6.55%, 05/01/2037	486,621
500,000	5.50%, 09/01/2041	601,369
65,000	4.50%, 09/15/2042	69,809
	T-Mobile USA Inc
945,000	3.50%, 04/15/2025(a)	1,030,069
100,000	4.50%, 02/01/2026	101,196
450,000	1.50%, 02/15/2026(a)	449,968
570,000	3.88%, 04/15/2030(a)	635,305
220,000	4.50%, 04/15/2050(a)	259,149
	Verizon Communications Inc
300,000	5.15%, 09/15/2023	341,469
500,000	4.33%, 09/21/2028	601,913
450,000	3.88%, 02/08/2029	532,545
480,000	4.02%, 12/03/2029	573,759

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 35,000	3.15%, 03/22/2030	$ 39,561
465,000	4.50%, 08/10/2033	579,057
350,000	4.13%, 08/15/2046	436,320
65,000	4.00%, 03/22/2050	81,829
	ViacomCBS Inc
105,000	4.25%, 09/01/2023	114,214
710,000	4.95%, 01/15/2031	830,281
95,000	4.20%, 05/19/2032	105,395
195,000	4.38%, 03/15/2043	203,842
	Vodafone Group PLC
100,000	4.13%, 05/30/2025	113,549
280,000	5.25%, 05/30/2048	368,416
140,000	4.25%, 09/17/2050	164,022
	Walt Disney Co
200,000	2.00%, 09/01/2029	205,583
370,000	2.65%, 01/13/2031	392,109
75,000	3.60%, 01/13/2051	83,395
90,000	3.80%, 05/13/2060	103,062
		25,853,703
Consumer, Cyclical — 1.66%
100,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(a) 5.00%, 10/15/2025	99,500
25,000	Adient US LLC(a) 7.00%, 05/15/2026	25,875
300,000	Advance Auto Parts Inc(a) 3.90%, 04/15/2030	320,870
	Alimentation Couche-Tard Inc(a)
15,000	2.95%, 01/25/2030	15,549
350,000	3.80%, 01/25/2050	362,668
25,000	American Axle & Manufacturing Inc(f) 6.50%, 04/01/2027	24,266
	American Builders & Contractors Supply Co Inc(a)
50,000	5.88%, 05/15/2026	49,500
25,000	4.00%, 01/15/2028	24,294
	Aramark Services Inc(a)
25,000	5.00%, 04/01/2025	24,625
50,000	5.00%, 02/01/2028	47,500
130,000	AutoNation Inc(f) 4.75%, 06/01/2030	140,841
	AutoZone Inc
80,000	3.63%, 04/15/2025	89,394
215,000	4.00%, 04/15/2030	248,451
	Boyd Gaming Corp(a)
25,000	8.63%, 06/01/2025	26,125
50,000	4.75%, 12/01/2027	42,909
	Clarios Global LP / Clarios US Finance Co(a)
25,000	6.25%, 05/15/2026	25,781
75,000	8.50%, 05/15/2027	75,371
	Colt Merger Sub Inc(a)
25,000	5.75%, 07/01/2025	25,125
25,000	6.25%, 07/01/2025	24,805
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 25,000	8.13%, 07/01/2027	$ 24,313
50,000	Core & Main LP(a) 6.13%, 08/15/2025	49,832
330,000	Costco Wholesale Corp 1.60%, 04/20/2030	333,399
400,000	Daimler Finance North America LLC(a) 3.35%, 02/22/2023	418,891
50,000	Dana Financing Luxembourg SARL(a) 6.50%, 06/01/2026	51,750
500,000	Dollar Tree Inc 3.70%, 05/15/2023	535,232
50,000	Eldorado Resorts Inc 6.00%, 04/01/2025	52,052
25,000	Ferrellgas LP / Ferrellgas Finance Corp 6.50%, 05/01/2021	21,250
200,000	Ford Motor Credit Co LLC 4.06%, 11/01/2024	190,710
	General Motors Co
140,000	6.13%, 10/01/2025	157,333
200,000	5.20%, 04/01/2045	193,415
130,000	6.75%, 04/01/2046	141,689
335,000	General Motors Financial Co Inc 3.50%, 11/07/2024	339,479
50,000	Hilton Domestic Operating Co Inc 5.13%, 05/01/2026	49,781
	Home Depot Inc
400,000	2.80%, 09/14/2027	445,948
120,000	2.95%, 06/15/2029	134,742
145,000	5.88%, 12/16/2036	216,359
180,000	Hyundai Capital America(a) 2.38%, 02/10/2023	181,825
50,000	JB Poindexter & Co Inc(a) 7.13%, 04/15/2026	50,500
25,000	KAR Auction Services Inc(a) 5.13%, 06/01/2025	24,625
50,000	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(a) 5.25%, 06/01/2026	51,250
100,000	Las Vegas Sands Corp 3.50%, 08/18/2026	99,717
50,000	Lowe's Cos Inc 3.70%, 04/15/2046	55,906
	McDonald's Corp
175,000	3.35%, 04/01/2023	187,561
180,000	4.45%, 03/01/2047	218,947
145,000	3.63%, 09/01/2049	160,694
115,000	4.20%, 04/01/2050	139,295
	MGM Resorts International
25,000	6.75%, 05/01/2025	24,752
42,000	5.50%, 04/15/2027(f)	40,606
50,000	Michaels Stores Inc(a)(f) 8.00%, 07/15/2027	43,456
25,000	Mohegan Gaming & Entertainment(a)(f) 7.88%, 10/15/2024	20,750

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 25,000	Newell Brands Inc(f) 4.88%, 06/01/2025	$ 26,182
115,000	O'Reilly Automotive Inc 4.20%, 04/01/2030	134,640
100,000	Party City Holdings Inc(a) 6.63%, 08/01/2026	21,500
25,000	Six Flags Theme Parks Inc(a) 7.00%, 07/01/2025	25,844
	Southwest Airlines Co
110,000	4.75%, 05/04/2023	113,582
90,000	5.25%, 05/04/2025	94,939
115,000	Starbucks Corp 3.80%, 08/15/2025	129,605
50,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC(a) 7.00%, 07/15/2026	52,706
50,000	Station Casinos LLC(a) 5.00%, 10/01/2025	44,000
	Suburban Propane Partners LP / Suburban Energy Finance Corp
50,000	5.75%, 03/01/2025	50,000
25,000	5.88%, 03/01/2027	24,750
220,000	Toyota Motor Credit Corp 2.70%, 01/11/2023	231,110
25,000	VOC Escrow Ltd(a) 5.00%, 02/15/2028	18,563
275,000	Volkswagen Group of America Finance LLC(a) 3.13%, 05/12/2023	289,228
	William Carter Co(a)
25,000	5.50%, 05/15/2025	25,781
25,000	5.63%, 03/15/2027	25,750
		7,657,688
Consumer, Non-Cyclical — 7.55%
250,000	Abbott Laboratories 4.90%, 11/30/2046	358,887
	AbbVie Inc(a)
140,000	3.45%, 03/15/2022	145,448
710,000	3.20%, 11/21/2029	789,590
710,000	4.25%, 11/21/2049	851,085
	Acadia Healthcare Co Inc
25,000	5.63%, 02/15/2023	25,009
50,000	6.50%, 03/01/2024	50,884
25,000	5.50%, 07/01/2028(a)	25,062
25,000	Air Medical Group Holdings Inc(a) 6.38%, 05/15/2023	23,000
75,000	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75%, 03/15/2025	76,641
	Alcon Finance Corp(a)
200,000	2.75%, 09/23/2026	215,155
445,000	3.00%, 09/23/2029	472,679
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 200,000	2.60%, 05/27/2030	$ 205,554
100,000	Allied Universal Holdco LLC / Allied Universal Finance Corp(a) 9.75%, 07/15/2027	105,375
	Altria Group Inc
850,000	3.80%, 02/14/2024	929,372
55,000	2.35%, 05/06/2025	57,872
70,000	4.40%, 02/14/2026	80,513
155,000	2.63%, 09/16/2026	165,292
330,000	4.80%, 02/14/2029	384,680
75,000	3.40%, 05/06/2030	80,677
40,000	5.38%, 01/31/2044	47,937
100,000	3.88%, 09/16/2046	99,691
85,000	5.95%, 02/14/2049	111,444
	Amgen Inc
140,000	2.65%, 05/11/2022	145,230
65,000	1.90%, 02/21/2025	67,813
115,000	2.20%, 02/21/2027	121,264
400,000	2.45%, 02/21/2030	422,833
1,030,000	2.30%, 02/25/2031	1,077,603
500,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.90%, 02/01/2046	611,566
85,000	Anheuser-Busch InBev Finance Inc 4.90%, 02/01/2046	103,410
	Anheuser-Busch InBev Worldwide Inc
115,000	4.75%, 01/23/2029	138,926
60,000	4.38%, 04/15/2038	68,907
250,000	3.75%, 07/15/2042	269,280
80,000	4.60%, 04/15/2048	93,393
730,000	4.44%, 10/06/2048	840,637
125,000	4.75%, 04/15/2058	150,882
	Anthem Inc
95,000	3.65%, 12/01/2027	108,239
425,000	2.88%, 09/15/2029	458,988
35,000	2.25%, 05/15/2030	36,008
115,000	4.63%, 05/15/2042	143,081
25,000	4.38%, 12/01/2047	31,144
85,000	Archer-Daniels-Midland Co 3.25%, 03/27/2030	96,292
500,000	Astrazeneca PLC 4.00%, 01/17/2029	612,411
440,000	Automatic Data Processing Inc 3.38%, 09/15/2025	493,901
100,000	Avantor Inc(a) 9.00%, 10/01/2025	107,750
	BAT Capital Corp
430,000	2.79%, 09/06/2024	453,113
5,000	4.39%, 08/15/2037	5,454
400,000	4.54%, 08/15/2047	435,404
50,000	Bausch Health Americas Inc(a) 8.50%, 01/31/2027	53,062
	Bausch Health Cos Inc(a)
6,000	5.88%, 05/15/2023	5,985
75,000	6.13%, 04/15/2025	76,070
50,000	5.50%, 11/01/2025	51,103

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 25,000	5.00%, 01/30/2028	$ 23,537
80,000	Baxter International Inc(a) 3.95%, 04/01/2030	94,849
235,000	Bayer US Finance II LLC(a) 4.25%, 12/15/2025	269,806
	Becton Dickinson & Co
120,000	3.73%, 12/15/2024	132,122
120,000	2.82%, 05/20/2030	127,200
110,000	3.79%, 05/20/2050	122,427
300,000	Biogen Inc 5.20%, 09/15/2045	393,789
	Boston Scientific Corp
275,000	1.90%, 06/01/2025	284,788
300,000	3.75%, 03/01/2026	340,657
25,000	Brink's Co(a) 5.50%, 07/15/2025	25,463
	Bristol-Myers Squibb Co(a)
85,000	3.20%, 06/15/2026	95,390
175,000	3.40%, 07/26/2029	203,959
175,000	5.00%, 08/15/2045	246,664
75,000	4.25%, 10/26/2049	99,580
250,000	Campbell Soup Co 2.38%, 04/24/2030	258,876
	Centene Corp
25,000	4.75%, 01/15/2025	25,592
50,000	5.38%, 06/01/2026(a)	51,833
25,000	5.38%, 08/15/2026(a)	26,005
25,000	4.63%, 12/15/2029	26,469
25,000	3.38%, 02/15/2030	25,243
	CHS / Community Health Systems Inc
25,000	6.25%, 03/31/2023	23,549
25,000	8.00%, 03/15/2026(a)	23,630
180,000	Church & Dwight Co Inc 3.15%, 08/01/2027	198,284
	Cigna Corp
110,000	4.13%, 11/15/2025	126,448
310,000	3.05%, 10/15/2027(a)	336,870
400,000	Cintas Corp No 2 3.70%, 04/01/2027	454,215
190,000	Clorox Co 1.80%, 05/15/2030	191,635
360,000	Coca-Cola Co 1.45%, 06/01/2027	369,727
205,000	Coca-Cola Femsa SAB de CV 2.75%, 01/22/2030	216,802
90,000	CommonSpirit Health 2.76%, 10/01/2024	92,831
149,000	Conagra Brands Inc 4.85%, 11/01/2028	179,756
	Constellation Brands Inc
226,000	3.60%, 02/15/2028	250,363
35,000	4.65%, 11/15/2028	41,157
19,000	3.15%, 08/01/2029	20,369
65,000	3.75%, 05/01/2050	70,598
	CVS Health Corp
385,000	4.10%, 03/25/2025	435,212
280,000	2.88%, 06/01/2026	303,164
225,000	3.00%, 08/15/2026	246,008
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 185,000	5.05%, 03/25/2048	$ 240,642
110,000	Dentsply Sirona Inc 3.25%, 06/01/2030	115,247
115,000	DH Europe Finance II SARL 2.60%, 11/15/2029	122,356
600,000	Diageo Capital PLC 2.00%, 04/29/2030	620,803
25,000	Edgewell Personal Care Co(a) 5.50%, 06/01/2028	25,719
375,000	Eli Lilly & Co 3.38%, 03/15/2029	433,843
15,000	Endo Designated Activity Co / Endo Finance LLC / Endo Finco Inc(a) 9.50%, 07/31/2027	15,865
	Equifax Inc
125,000	3.60%, 08/15/2021	128,993
275,000	2.60%, 12/01/2024	290,837
79,000	2.60%, 12/15/2025	84,153
25,000	3.10%, 05/15/2030	26,575
55,000	ERAC USA Finance LLC(a) 7.00%, 10/15/2037	70,439
65,000	Estee Lauder Company Inc 2.60%, 04/15/2030	70,884
200,000	Experian Finance PLC(a) 4.25%, 02/01/2029	232,565
310,000	Flowers Foods Inc 3.50%, 10/01/2026	333,816
82,000	Garda World Security Corp(a) 9.50%, 11/01/2027	86,715
	General Mills Inc
200,000	3.70%, 10/17/2023	217,608
165,000	2.88%, 04/15/2030	179,384
140,000	4.55%, 04/17/2038	176,347
85,000	Gilead Sciences Inc 2.50%, 09/01/2023	89,897
245,000	GlaxoSmithKline Capital PLC 2.88%, 06/01/2022	256,053
	Global Payments Inc
120,000	4.80%, 04/01/2026	140,705
75,000	3.20%, 08/15/2029	80,325
270,000	2.90%, 05/15/2030	282,383
	Grupo Bimbo SAB de CV(a)
10,000	4.50%, 01/25/2022	10,476
400,000	4.88%, 06/27/2044	447,083
	HCA Inc
25,000	5.38%, 02/01/2025	26,781
25,000	5.38%, 09/01/2026	27,219
25,000	5.63%, 09/01/2028	27,885
75,000	3.50%, 09/01/2030	72,220
200,000	Heineken NV(a) 4.35%, 03/29/2047	249,243
45,000	Humana Inc 2.50%, 12/15/2020	45,406
400,000	IHS Markit Ltd 4.75%, 08/01/2028	469,372
25,000	Jaguar Holding Co II / PPD Development LP(a) 5.00%, 06/15/2028	25,594

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 300,000	JM Smucker Co 3.50%, 03/15/2025	$ 332,474
205,000	Johnson & Johnson 3.55%, 03/01/2036	241,851
	Keurig Dr Pepper Inc
195,000	4.06%, 05/25/2023	212,658
130,000	4.42%, 05/25/2025(f)	149,896
130,000	3.20%, 05/01/2030	143,814
25,000	Lamb Weston Holdings Inc(a) 4.88%, 05/15/2028	26,488
25,000	LifePoint Health Inc(a) 4.38%, 02/15/2027	23,625
125,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(a) 5.63%, 10/15/2023	24,375
95,000	McCormick & Co Inc 2.50%, 04/15/2030	99,077
25,000	MEDNAX Inc(a) 6.25%, 01/15/2027	25,000
775,000	Merck & Co Inc 3.40%, 03/07/2029	894,034
	Mondelez International Inc
135,000	1.50%, 05/04/2025	137,584
20,000	2.75%, 04/13/2030	21,572
50,000	MPH Acquisition Holdings LLC(a) 7.13%, 06/01/2024	46,500
475,000	Nestle Holdings Inc(a) 3.35%, 09/24/2023	516,293
25,000	Nielsen Co Luxembourg SARL(a)(f) 5.00%, 02/01/2025	24,872
25,000	Nielsen Finance LLC / Nielsen Finance Co(a) 5.00%, 04/15/2022	24,930
450,000	Novartis Capital Corp 2.20%, 08/14/2030	476,037
25,000	Par Pharmaceutical Inc(a) 7.50%, 04/01/2027	25,655
	PepsiCo Inc
55,000	2.63%, 03/19/2027	60,114
300,000	3.00%, 10/15/2027	336,594
165,000	1.63%, 05/01/2030	168,229
410,000	3.63%, 03/19/2050	498,595
	Pfizer Inc
65,000	2.63%, 04/01/2030	71,507
170,000	1.70%, 05/28/2030(f)	172,967
420,000	Philip Morris International Inc 2.10%, 05/01/2030	432,655
50,000	Polaris Intermediate Corp(a)(f)(i) 8.50%, 12/01/2022 PIK rate, 9.25%	44,000
100,000	Post Holdings Inc(a) 5.75%, 03/01/2027	103,500
	Prestige Brands Inc(a)
50,000	6.38%, 03/01/2024	51,500
25,000	5.13%, 01/15/2028	24,625
250,000	Procter & Gamble Co 3.00%, 03/25/2030	286,466
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 110,000	Quest Diagnostics Inc 2.80%, 06/30/2031	$ 115,394
200,000	Reckitt Benckiser Treasury Services PLC(a) 3.00%, 06/26/2027	218,638
75,000	Refinitiv US Holdings Inc(a) 8.25%, 11/15/2026	81,223
50,000	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc(a) 9.75%, 12/01/2026	51,000
165,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.40%, 09/23/2021	168,298
320,000	Smithfield Foods Inc(a) 2.65%, 10/03/2021	316,475
90,000	Sysco Corp 5.95%, 04/01/2030	112,776
400,000	Takeda Pharmaceutical Co Ltd 2.05%, 03/31/2030	395,916
50,000	Team Health Holdings Inc(a)(f) 6.38%, 02/01/2025	29,000
25,000	Teleflex Inc(a) 4.25%, 06/01/2028	25,625
	Tenet Healthcare Corp
25,000	5.13%, 05/01/2025	24,130
50,000	7.00%, 08/01/2025(f)	49,004
25,000	4.88%, 01/01/2026(a)	24,486
25,000	5.13%, 11/01/2027(a)	24,667
	Thermo Fisher Scientific Inc
190,000	3.00%, 04/15/2023	201,230
60,000	4.13%, 03/25/2025	68,530
50,000	2.95%, 09/19/2026	55,305
250,000	Tyson Foods Inc 5.15%, 08/15/2044	309,665
	United Rentals North America Inc
50,000	6.50%, 12/15/2026	52,500
25,000	4.00%, 07/15/2030	24,181
	UnitedHealth Group Inc
105,000	2.38%, 08/15/2024	111,729
140,000	2.88%, 08/15/2029	156,261
145,000	2.00%, 05/15/2030	151,766
155,000	3.50%, 08/15/2039	180,178
65,000	3.75%, 10/15/2047	77,531
95,000	2.90%, 05/15/2050	101,163
	Upjohn Inc(a)
65,000	1.65%, 06/22/2025(f)	66,265
50,000	2.30%, 06/22/2027	51,618
50,000	US Foods Inc(a) 5.88%, 06/15/2024	47,500
	Verisk Analytics Inc
150,000	4.13%, 09/12/2022	160,472
150,000	4.13%, 03/15/2029	175,223
25,000	Vizient Inc(a) 6.25%, 05/15/2027	26,187
50,000	West Street Merger Sub Inc(a) 6.38%, 09/01/2025	48,375

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 355,000	Zimmer Biomet Holdings Inc 3.05%, 01/15/2026	$ 381,721
300,000	Zoetis Inc 3.00%, 05/15/2050	308,408
		34,849,823
Energy — 3.01%
	Antero Midstream Partners LP / Antero Midstream Finance Corp
25,000	5.38%, 09/15/2024	21,300
50,000	5.75%, 03/01/2027(a)	39,500
25,000	5.75%, 01/15/2028(a)(f)	19,750
25,000	Antero Resources Corp(f) 5.63%, 06/01/2023	16,000
50,000	Archrock Partners LP / Archrock Partners Finance Corp(a) 6.88%, 04/01/2027	47,100
50,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(a) 7.00%, 11/01/2026	32,000
300,000	Boardwalk Pipelines LP 4.80%, 05/03/2029	319,397
	BP Capital Markets America Inc
500,000	2.75%, 05/10/2023	528,319
105,000	3.54%, 04/06/2027	116,410
140,000	3.63%, 04/06/2030	158,114
25,000	Buckeye Partners LP(a)(f) 4.50%, 03/01/2028	23,500
	Callon Petroleum Co
50,000	8.25%, 07/15/2025	17,500
25,000	6.38%, 07/01/2026	8,250
	Canadian Natural Resources Ltd
300,000	2.95%, 01/15/2023	309,528
250,000	3.90%, 02/01/2025	267,718
55,000	6.50%, 02/15/2037	66,547
25,000	Centennial Resource Production LLC(a) 6.88%, 04/01/2027	13,250
	Cheniere Energy Partners LP
50,000	5.63%, 10/01/2026	49,509
25,000	4.50%, 10/01/2029(a)	24,375
52,000	Chesapeake Energy Corp(a)(g)(h) 11.50%, 01/01/2025	5,460
300,000	Chevron Corp 3.08%, 05/11/2050	318,314
	Cimarex Energy Co
250,000	3.90%, 05/15/2027	251,725
215,000	4.38%, 03/15/2029	220,935
250,000	CNPC HK Overseas Capital Ltd(a) 5.95%, 04/28/2041	360,087
Principal Amount		Fair Value
Energy — (continued)
$ 50,000	CNX Midstream Partners LP / CNX Midstream Finance Corp(a) 6.50%, 03/15/2026	$ 46,000
350,000	Columbia Pipeline Group Inc 5.80%, 06/01/2045	426,497
25,000	Continental Resources Inc 4.38%, 01/15/2028	22,006
25,000	CrownRock LP / CrownRock Finance Inc(a) 5.63%, 10/15/2025	22,406
340,000	Enbridge Energy Partners LP 5.50%, 09/15/2040	410,745
25,000	Endeavor Energy Resources LP / EER Finance Inc(a) 6.63%, 07/15/2025	25,195
	Energy Transfer Operating LP
445,000	4.20%, 09/15/2023	472,814
80,000	4.50%, 04/15/2024	86,729
105,000	5.25%, 04/15/2029	114,584
140,000	6.13%, 12/15/2045	145,576
90,000	6.25%, 04/15/2049	95,379
60,000	5.00%, 05/15/2050	56,689
	Enterprise Products Operating LLC
200,000	4.25%, 02/15/2048	217,544
335,000	4.80%, 02/01/2049	396,588
200,000	3.70%, 01/31/2051	207,930
75,000	Enviva Partners LP / Enviva Partners Finance Corp(a) 6.50%, 01/15/2026	78,000
105,000	EOG Resources Inc 4.38%, 04/15/2030	124,990
50,000	EP Energy LLC / Everest Acquisition Finance Inc(a)(g)(h) 8.00%, 11/29/2024	1,000
	EQM Midstream Partners LP
25,000	4.75%, 07/15/2023	25,219
25,000	6.50%, 07/01/2027(a)	25,608
25,000	5.50%, 07/15/2028	23,813
	EQT Corp
25,000	6.13%, 02/01/2025(f)	24,913
25,000	7.00%, 02/01/2030	25,751
	Equinor ASA
150,000	3.63%, 04/06/2040	168,276
90,000	3.70%, 04/06/2050	103,458
	Exxon Mobil Corp
525,000	3.48%, 03/19/2030	597,827
360,000	4.23%, 03/19/2040	435,075
120,000	4.33%, 03/19/2050	150,338
25,000	Gulfport Energy Corp(f) 6.38%, 05/15/2025	12,470
	Hess Corp
50,000	7.30%, 08/15/2031	58,391
25,000	5.80%, 04/01/2047	27,125
25,000	Hess Midstream Operations LP(a) 5.13%, 06/15/2028	24,060

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 25,000	Holly Energy Partners LP / Holly Energy Finance Corp(a) 5.00%, 02/01/2028	$ 23,812
25,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	24,250
200,000	Kinder Morgan Inc 5.05%, 02/15/2046	230,013
	Marathon Petroleum Corp
150,000	4.70%, 05/01/2025	167,919
190,000	4.75%, 09/15/2044	198,372
	MPLX LP
80,000	4.13%, 03/01/2027	85,346
120,000	4.25%, 12/01/2027	130,077
70,000	5.20%, 03/01/2047	75,143
165,000	4.70%, 04/15/2048	169,159
200,000	4.90%, 04/15/2058	200,827
25,000	Nabors Industries Ltd(a) 7.25%, 01/15/2026	15,375
50,000	NuStar Logistics LP 5.63%, 04/28/2027	48,327
	Oasis Petroleum Inc
25,000	6.88%, 01/15/2023	4,172
25,000	6.25%, 05/01/2026(a)	4,125
	Occidental Petroleum Corp
25,000	3.50%, 06/15/2025	21,125
25,000	8.88%, 07/15/2030	24,969
25,000	6.45%, 09/15/2036	21,398
25,000	4.30%, 08/15/2039	17,243
25,000	4.10%, 02/15/2047	16,844
	ONEOK Inc
25,000	2.20%, 09/15/2025	24,537
75,000	5.85%, 01/15/2026	85,643
40,000	4.00%, 07/13/2027	40,593
20,000	3.10%, 03/15/2030	19,131
25,000	PDC Energy Inc 6.13%, 09/15/2024	23,250
50,000	Phillips 66 3.85%, 04/09/2025	55,421
25,000	Precision Drilling Corp 7.75%, 12/15/2023	17,125
25,000	QEP Resources Inc 5.25%, 05/01/2023	16,500
25,000	Range Resources Corp(f) 4.88%, 05/15/2025	18,759
215,000	Sabine Pass Liquefaction LLC(a) 4.50%, 05/15/2030	237,398
50,000	SESI LLC 7.75%, 09/15/2024	18,250
25,000	Shelf Drilling Holdings Ltd(a) 8.25%, 02/15/2025	11,250
	Shell International Finance BV
400,000	4.13%, 05/11/2035	487,798
175,000	4.00%, 05/10/2046	206,589
50,000	SM Energy Co 6.75%, 09/15/2026	25,144
200,000	Southeast Supply Header LLC(a) 4.25%, 06/15/2024	199,246
Principal Amount		Fair Value
Energy — (continued)
$ 550,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	$ 611,916
75,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp 5.50%, 08/15/2022	49,500
	Suncor Energy Inc
310,000	3.10%, 05/15/2025	331,107
400,000	6.50%, 06/15/2038	506,915
20,000	Sunoco Logistics Partners Operations LP 5.35%, 05/15/2045	19,325
75,000	Targa Pipeline Partners LP / Targa Pipeline Finance Corp 5.88%, 08/01/2023	69,562
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
25,000	6.50%, 07/15/2027	25,062
25,000	5.00%, 01/15/2028	23,510
25,000	5.50%, 03/01/2030(a)	24,140
230,000	TC PipeLines LP 3.90%, 05/25/2027	241,869
	TerraForm Power Operating LLC(a)
50,000	5.00%, 01/31/2028	52,250
25,000	4.75%, 01/15/2030	25,375
	TransCanada PipeLines Ltd
150,000	4.10%, 04/15/2030	170,787
130,000	4.75%, 05/15/2038	152,761
10,000	6.10%, 06/01/2040	13,093
80,000	5.10%, 03/15/2049	102,018
50,000	TransMontaigne Partners LP / TLP Finance Corp 6.13%, 02/15/2026	48,250
25,000	Ultra Resources Inc(a)(g)(h) 7.13%, 04/15/2025	63
50,000	USA Compression Partners LP / USA Compression Finance Corp 6.88%, 04/01/2026	48,312
365,000	Valero Energy Corp 4.00%, 04/01/2029	406,118
	Western Midstream Operating LP
25,000	4.50%, 03/01/2028	23,500
25,000	4.05%, 02/01/2030	24,061
25,000	5.30%, 03/01/2048	20,281
25,000	5.50%, 08/15/2048	20,250
50,000	Whiting Petroleum Corp(g)(h) 6.63%, 01/15/2026	8,875
25,000	WPX Energy Inc 5.25%, 10/15/2027	23,355
		13,894,969
Financial — 10.11%
400,000	AIA Group Ltd(a) 3.60%, 04/09/2029	441,540

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 650,000	Alexandria Real Estate Equities Inc REIT 3.90%, 06/15/2023	$ 703,144
50,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(a) 6.75%, 10/15/2027	49,831
	American Express Co
135,000	3.70%, 11/05/2021	140,397
155,000	4.20%, 11/06/2025	180,325
840,000	American International Group Inc 2.50%, 06/30/2025	888,794
	American Tower Corp REIT
130,000	2.40%, 03/15/2025	136,656
300,000	3.70%, 10/15/2049	328,689
50,000	AmWINS Group Inc(a) 7.75%, 07/01/2026	52,500
350,000	Associated Banc-Corp 4.25%, 01/15/2025	367,039
25,000	AssuredPartners Inc(a) 7.00%, 08/15/2025	25,000
495,000	AvalonBay Communities Inc REIT 3.35%, 05/15/2027	551,999
	Bank of America Corp
35,000	3.86%, 07/23/2024(c) 3-mo. LIBOR + 0.94%	38,029
190,000	2.46%, 10/22/2025(c) 3-mo. LIBOR + 0.87%	199,885
95,000	3.56%, 04/23/2027(c) 3-mo. LIBOR + 1.06%	106,028
830,000	3.82%, 01/20/2028(c) 3-mo. LIBOR + 1.57%	943,961
500,000	3.59%, 07/21/2028(c) 3-mo. LIBOR + 1.37%	561,683
315,000	2.88%, 10/22/2030(c) 3-mo. LIBOR + 1.19%	340,774
200,000	2.59%, 04/29/2031(c) 1-yr. SOFR + 2.15%	211,550
435,000	6.11%, 01/29/2037	617,701
655,000	4.08%, 03/20/2051(c) 3-mo. LIBOR + 3.15%	817,312
	Bank of New York Mellon Corp
45,000	1.95%, 08/23/2022	46,345
190,000	2.66%, 05/16/2023(c) 3-mo. LIBOR + 0.63%	196,750
395,000	2.10%, 10/24/2024(f)	416,272
400,000	BBVA USA 3.88%, 04/10/2025	422,563
245,000	Berkshire Hathaway Finance Corp 4.20%, 08/15/2048	310,814
230,000	Berkshire Hathaway Inc 3.13%, 03/15/2026	257,661
570,000	BlackRock Inc 1.90%, 01/28/2031	582,342
200,000	BNP Paribas SA(a)(c) 2.22%, 06/09/2026 1-yr. SOFR + 2.07%	204,328
Principal Amount		Fair Value
Financial — (continued)
$ 530,000	Boston Properties LP REIT 3.20%, 01/15/2025	$ 570,476
70,000	Brixmor Operating Partnership LP REIT 4.05%, 07/01/2030	71,500
70,000	Camden Property Trust REIT 2.80%, 05/15/2030	75,620
460,000	Capital One Financial Corp 3.90%, 01/29/2024	500,243
290,000	Chubb INA Holdings Inc 3.35%, 05/03/2026	330,670
	Citigroup Inc(c)
550,000	3.35%, 04/24/2025 3-mo. LIBOR + 0.89%	594,252
700,000	3.89%, 01/10/2028 3-mo. LIBOR + 1.56%	788,910
70,000	2.98%, 11/05/2030 1-yr. SOFR + 1.42%	74,477
580,000	4.41%, 03/31/2031 1-yr. SOFR + 3.91%	685,959
400,000	2.57%, 06/03/2031 1-yr. SOFR + 2.10%	413,391
460,000	Citizens Financial Group Inc 4.30%, 12/03/2025	514,702
515,000	Comerica Inc 3.80%, 07/22/2026	556,027
	Crown Castle International Corp REIT
125,000	3.30%, 07/01/2030	136,476
145,000	2.25%, 01/15/2031	146,047
25,000	Cushman & Wakefield US Borrower LLC(a) 6.75%, 05/15/2028	26,062
200,000	Danske Bank A/S(a) 5.38%, 01/12/2024	222,564
400,000	Discover Bank 3.45%, 07/27/2026	432,447
250,000	Discover Financial Services 3.85%, 11/21/2022	264,806
	Equinix Inc REIT
30,000	1.80%, 07/15/2027	30,031
110,000	2.15%, 07/15/2030	108,661
	Fifth Third Bancorp
135,000	2.38%, 01/28/2025	142,300
400,000	3.95%, 03/14/2028	468,122
200,000	FMR LLC(a) 7.57%, 06/15/2029	290,756
135,000	FNB Corp 2.20%, 02/24/2023	134,213
450,000	GE Capital Funding LLC(a) 4.40%, 05/15/2030	467,904
400,000	GE Capital International Funding Co 4.42%, 11/15/2035	406,098
75,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	81,156
	Goldman Sachs Group Inc
90,000	2.91%, 07/24/2023(c) 3-mo. LIBOR + 0.99%	93,537

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 735,000	3.27%, 09/29/2025(c) 3-mo. LIBOR + 1.20%	$ 792,373
650,000	3.85%, 01/26/2027	733,210
200,000	4.02%, 10/31/2038(c) 3-mo. LIBOR + 1.37%	233,657
25,000	GTCR AP Finance Inc(a) 8.00%, 05/15/2027	25,734
310,000	Hartford Financial Services Group Inc 4.30%, 04/15/2043	356,484
575,000	Healthcare Trust of America Holdings LP REIT 3.70%, 04/15/2023	601,551
285,000	HSBC Holdings PLC 4.30%, 03/08/2026	321,709
125,000	HUB International Ltd(a) 7.00%, 05/01/2026	125,000
295,000	Huntington Bancshares Inc 2.55%, 02/04/2030	304,878
180,000	Invesco Finance PLC 3.75%, 01/15/2026	197,094
	JPMorgan Chase & Co
135,000	3.80%, 07/23/2024(c) 3-mo. LIBOR + 0.89%	146,378
265,000	4.02%, 12/05/2024(c) 3-mo. LIBOR + 1.00%	292,002
690,000	3.22%, 03/01/2025(c) 3-mo. LIBOR + 1.15%	742,585
1,025,000	2.95%, 10/01/2026	1,125,763
400,000	3.54%, 05/01/2028(c) 3-mo. LIBOR + 1.38%	446,357
560,000	3.51%, 01/23/2029(c) 3-mo. LIBOR + 0.94%	625,412
175,000	3.70%, 05/06/2030(c) 3-mo. LIBOR + 1.16%	200,985
200,000	2.52%, 04/22/2031(c) 1-yr. SOFR + 2.04%	211,222
80,000	3.11%, 04/22/2041(c) 1-yr. SOFR + 2.46%	86,118
165,000	3.11%, 04/22/2051(c) 1-yr. SOFR + 2.44%	177,577
155,000	KeyCorp 2.55%, 10/01/2029	160,406
	Kimco Realty Corp REIT
90,000	3.40%, 11/01/2022	93,612
110,000	2.80%, 10/01/2026	112,841
285,000	Liberty Mutual Group Inc(a) 4.57%, 02/01/2029	333,761
400,000	Lincoln National Corp 3.63%, 12/12/2026	441,024
210,000	M&T Bank Corp 3.55%, 07/26/2023	227,780
400,000	Manufacturers & Traders Trust Co 2.50%, 05/18/2022	413,795
	Marsh & McLennan Cos Inc
25,000	3.50%, 12/29/2020	25,372
230,000	4.05%, 10/15/2023	252,622
85,000	3.88%, 03/15/2024	94,038
55,000	4.38%, 03/15/2029	66,303
90,000	4.75%, 03/15/2039	115,512
Principal Amount		Fair Value
Financial — (continued)
	Massachusetts Mutual Life Insurance Co(a)
$ 350,000	4.50%, 04/15/2065	$ 394,294
24,000	3.73%, 10/15/2070	24,668
60,000	Mastercard Inc 3.35%, 03/26/2030	69,410
175,000	MetLife Inc 4.05%, 03/01/2045	205,802
500,000	Mid-America Apartments LP REIT 3.75%, 06/15/2024	541,385
	Morgan Stanley
405,000	2.63%, 11/17/2021	416,129
35,000	2.75%, 05/19/2022	36,389
1,000,000	4.10%, 05/22/2023	1,080,789
385,000	3.63%, 01/20/2027	434,607
600,000	3.77%, 01/24/2029(c) 3-mo. LIBOR + 1.14%	682,968
100,000	4.43%, 01/23/2030(c) 3-mo. LIBOR + 1.62%	119,118
295,000	2.70%, 01/22/2031(c) 1-yr. SOFR + 1.14%	313,331
225,000	3.97%, 07/22/2038(c) 3-mo. LIBOR + 1.45%	268,207
300,000	Nationwide Mutual Insurance Co(a) 4.35%, 04/30/2050	312,279
	Navient Corp
25,000	5.88%, 10/25/2024	23,484
25,000	6.75%, 06/15/2026	23,250
25,000	5.00%, 03/15/2027	21,000
55,000	New York Life Insurance Co(a) 3.75%, 05/15/2050	61,979
75,000	NFP Corp(a) 6.88%, 07/15/2025	71,971
250,000	Northern Trust Corp 1.95%, 05/01/2030	256,984
120,000	Nuveen LLC(a) 4.00%, 11/01/2028	141,872
510,000	Pacific Life Insurance Co(a)(c) 4.30%, 10/24/2067 3-mo. LIBOR + 2.79%	530,856
250,000	Physicians Realty LP REIT 3.95%, 01/15/2028	254,853
500,000	PNC Bank NA 3.25%, 01/22/2028	559,662
	PNC Financial Services Group Inc
655,000	2.20%, 11/01/2024	694,755
380,000	3.45%, 04/23/2029	438,289
140,000	Progressive Corp 3.20%, 03/26/2030	158,929
	Quicken Loans LLC(a)
75,000	5.75%, 05/01/2025	76,672
25,000	5.25%, 01/15/2028	26,000
265,000	Raymond James Financial Inc 4.65%, 04/01/2030	316,805
290,000	Regency Centers LP REIT 4.13%, 03/15/2028	316,355
240,000	Santander Holdings USA Inc 3.70%, 03/28/2022	247,174

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	SBA Tower Trust REIT(a)
$ 80,000	3.45%, 03/15/2023	$ 83,222
155,000	2.84%, 01/15/2025	159,807
	State Street Corp
405,000	3.78%, 12/03/2024(c) 3-mo. LIBOR + 0.77%	446,523
550,000	3.30%, 12/16/2024	612,519
95,000	2.90%, 03/30/2026(a)(c) 1-yr. SOFR + 2.60%	103,070
15,000	3.15%, 03/30/2031(a)(c) 1-yr. SOFR + 2.65%	16,809
300,000	Stifel Financial Corp 4.25%, 07/18/2024	319,252
250,000	Synovus Bank(c) 2.29%, 02/10/2023 1-yr. SOFR + 0.94%	253,110
75,000	Travelers Cos Inc 2.55%, 04/27/2050	74,104
	Truist Bank
200,000	3.30%, 05/15/2026	220,552
250,000	3.80%, 10/30/2026	282,956
500,000	2.25%, 03/11/2030	504,965
330,000	UDR Inc REIT 3.10%, 11/01/2034	352,288
75,000	USI Inc(a) 6.88%, 05/01/2025	75,656
95,000	VEREIT Operating Partnership LP 3.40%, 01/15/2028	95,574
	VICI Properties LP / VICI Note Co Inc REIT(a)
25,000	4.25%, 12/01/2026	23,990
25,000	4.63%, 12/01/2029(f)	24,375
	Visa Inc
250,000	3.15%, 12/14/2025	278,909
75,000	4.30%, 12/14/2045	98,992
	Wells Fargo & Co
245,000	3.07%, 01/24/2023	253,777
135,000	2.41%, 10/30/2025(c) 3-mo. LIBOR + 0.82%	140,535
250,000	2.19%, 04/30/2026(c) 1-yr. SOFR + 2.00%	258,492
750,000	4.30%, 07/22/2027	860,266
360,000	2.39%, 06/02/2028(c) 1-yr. SOFR + 2.10%	371,890
250,000	2.88%, 10/30/2030(c) 3-mo. LIBOR + 1.17%	267,171
145,000	4.75%, 12/07/2046	185,352
130,000	5.01%, 04/04/2051(c) 3-mo. LIBOR + 4.24%	179,534
	Wells Fargo Bank NA
335,000	2.60%, 01/15/2021	339,050
250,000	3.63%, 10/22/2021	259,576
	Welltower Inc REIT
510,000	4.00%, 06/01/2025	563,748
120,000	2.70%, 02/15/2027	124,686
	Willis North America Inc
85,000	3.60%, 05/15/2024	91,994
Principal Amount		Fair Value
Financial — (continued)
$ 200,000	2.95%, 09/15/2029	$ 211,890
500,000	WP Carey Inc REIT 4.60%, 04/01/2024	532,274
		46,637,648
Industrial — 3.60%
	Agilent Technologies Inc
155,000	2.75%, 09/15/2029	168,431
165,000	2.10%, 06/04/2030	169,175
350,000	Airbus SE(a) 3.15%, 04/10/2027	361,213
80,000	Allegion PLC 3.50%, 10/01/2029	83,861
310,000	Allegion US Holding Co Inc 3.55%, 10/01/2027	324,541
	Berry Global Inc
14,000	5.50%, 05/15/2022	14,021
50,000	5.63%, 07/15/2027(a)	51,375
	Boeing Co
150,000	4.51%, 05/01/2023	158,386
150,000	4.88%, 05/01/2025	163,328
580,000	5.04%, 05/01/2027	639,525
255,000	2.95%, 02/01/2030(f)	249,021
60,000	3.25%, 02/01/2035	54,690
75,000	3.95%, 08/01/2059	65,695
35,000	Burlington Northern Santa Fe LLC 3.05%, 02/15/2051	37,988
90,000	Canadian Pacific Railway Co 2.05%, 03/05/2030	92,090
	Carrier Global Corp(a)
300,000	2.24%, 02/15/2025	307,584
190,000	2.70%, 02/15/2031	188,892
200,000	Caterpillar Inc 2.60%, 04/09/2030	217,476
490,000	CNH Industrial Finance Europe SA 2.75%, 03/18/2019	516,332
50,000	Cornerstone Building Brands Inc(a) 8.00%, 04/15/2026	50,375
	CSX Corp
130,000	3.25%, 06/01/2027	145,752
240,000	2.40%, 02/15/2030	253,491
50,000	4.50%, 03/15/2049	64,086
25,000	Energizer Holdings Inc(a) 6.38%, 07/15/2026	25,849
	FedEx Corp
200,000	3.80%, 05/15/2025	222,317
60,000	3.30%, 03/15/2027	64,552
100,000	3.10%, 08/05/2029	106,717
340,000	4.25%, 05/15/2030	388,234
300,000	4.05%, 02/15/2048	308,195
	Flex Acquisition Co Inc(a)
25,000	6.88%, 01/15/2025	24,125
100,000	7.88%, 07/15/2026	97,000
50,000	Gates Global LLC / Gates Corp(a) 6.25%, 01/15/2026	49,520

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 320,000	General Electric Co(f) 3.63%, 05/01/2030	$ 320,286
305,000	Honeywell International Inc 1.95%, 06/01/2030	318,670
320,000	Huntington Ingalls Industries Inc 3.48%, 12/01/2027	344,651
550,000	Ingram Micro Inc 5.45%, 12/15/2024	554,413
	John Deere Capital Corp
90,000	3.20%, 01/10/2022	93,849
40,000	1.20%, 04/06/2023	40,736
105,000	3.45%, 06/07/2023	113,973
160,000	2.60%, 03/07/2024	170,591
75,000	1.75%, 03/09/2027	77,978
390,000	3.45%, 03/07/2029	452,021
250,000	Kansas City Southern 3.00%, 05/15/2023	255,267
400,000	Keysight Technologies Inc 4.55%, 10/30/2024	446,700
75,000	Koppers Inc(a) 6.00%, 02/15/2025	72,937
	L3Harris Technologies Inc
210,000	3.85%, 06/15/2023	228,322
32,000	4.40%, 06/15/2028	37,845
	Lockheed Martin Corp
55,000	1.85%, 06/15/2030	56,361
230,000	3.80%, 03/01/2045	279,172
92,000	4.09%, 09/15/2052	120,474
75,000	Mauser Packaging Solutions Holding Co(a) 7.25%, 04/15/2025	68,008
45,000	Norfolk Southern Corp 3.40%, 11/01/2049	49,007
280,000	Northrop Grumman Corp 3.25%, 01/15/2028	312,834
1,250,000	Otis Worldwide Corp(a) 2.57%, 02/15/2030	1,310,803
	Owens-Brockway Glass Container Inc(a)
50,000	5.38%, 01/15/2025	50,500
25,000	6.38%, 08/15/2025	26,438
460,000	Packaging Corp of America 3.65%, 09/15/2024	501,798
115,000	Parker-Hannifin Corp 2.70%, 06/14/2024	122,417
400,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 3.40%, 11/15/2026	421,937
300,000	PerkinElmer Inc 3.30%, 09/15/2029	321,471
	Raytheon Technologies Corp
415,000	3.95%, 08/16/2025	473,838
30,000	4.45%, 11/16/2038	36,691
60,000	4.63%, 11/16/2048	77,692
	Roper Technologies Inc
130,000	3.85%, 12/15/2025	147,215
210,000	3.80%, 12/15/2026	239,836
	Ryder System Inc
400,000	3.40%, 03/01/2023	419,295
Principal Amount		Fair Value
Industrial — (continued)
$ 175,000	2.90%, 12/01/2026	$ 180,981
25,000	Sensata Technologies Inc(a) 4.38%, 02/15/2030	24,750
75,000	Standard Industries Inc(a) 5.00%, 02/15/2027	75,937
250,000	Textron Financial Corp(a)(c) 2.13%, 02/15/2042 3-mo. LIBOR + 1.73%	156,250
155,000	Textron Inc 3.88%, 03/01/2025	164,927
45,000	Trane Technologies Luxembourg Finance SA 4.50%, 03/21/2049	53,810
	TransDigm Inc
50,000	6.50%, 07/15/2024	48,114
50,000	6.25%, 03/15/2026(a)	49,969
25,000	7.50%, 03/15/2027	24,027
25,000	5.50%, 11/15/2027	21,824
50,000	Trident TPI Holdings Inc(a) 6.63%, 11/01/2025	47,500
25,000	TTM Technologies Inc(a) 5.63%, 10/01/2025	24,797
	Union Pacific Corp
195,000	2.40%, 02/05/2030	208,426
360,000	3.25%, 02/05/2050	393,692
40,000	Waste Management Inc 4.15%, 07/15/2049	50,134
25,000	Watco Cos LLC / Watco Finance Corp(a) 6.50%, 06/15/2027	25,615
	WESCO Distribution Inc
50,000	5.38%, 06/15/2024	49,760
25,000	7.25%, 06/15/2028(a)	26,364
100,000	Westinghouse Air Brake Technologies Corp 3.20%, 06/15/2025	102,087
145,000	Worthington Industries Inc 4.30%, 08/01/2032	163,661
290,000	WRKCo Inc 4.00%, 03/15/2028	324,044
160,000	Xylem Inc 2.25%, 01/30/2031	160,964
		16,605,496
Technology — 3.03%
	Apple Inc
435,000	1.13%, 05/11/2025	442,773
885,000	3.35%, 02/09/2027	1,003,614
395,000	3.85%, 08/04/2046	492,059
440,000	Broadcom Corp / Broadcom Cayman Finance Ltd 3.88%, 01/15/2027	475,667
	Broadcom Inc(a)
60,000	4.70%, 04/15/2025	67,553
230,000	3.15%, 11/15/2025	244,192
35,000	4.25%, 04/15/2026	38,972
475,000	4.11%, 09/15/2028	519,534
765,000	5.00%, 04/15/2030	879,075

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 175,000	4.15%, 11/15/2030	$ 190,408
50,000	CDW LLC / CDW Finance Corp 5.00%, 09/01/2025	51,437
	Dell International LLC / EMC Corp(a)
75,000	7.13%, 06/15/2024(f)	77,695
440,000	5.85%, 07/15/2025	505,490
75,000	Dun & Bradstreet Corp(a) 10.25%, 02/15/2027	83,250
25,000	Fair Isaac Corp(a) 4.00%, 06/15/2028	25,062
	Fidelity National Information Services Inc
70,000	4.25%, 05/15/2028	82,619
301,000	3.75%, 05/21/2029	352,615
	Fiserv Inc
315,000	3.80%, 10/01/2023	344,170
460,000	3.20%, 07/01/2026	509,133
570,000	2.25%, 06/01/2027	595,940
150,000	3.50%, 07/01/2029	168,437
	Intel Corp
235,000	3.73%, 12/08/2047	283,065
185,000	3.25%, 11/15/2049	210,702
	International Business Machines Corp
485,000	3.30%, 05/15/2026	545,752
940,000	1.95%, 05/15/2030	961,232
100,000	4.25%, 05/15/2049	125,180
	Lam Research Corp
185,000	4.00%, 03/15/2029	219,803
90,000	1.90%, 06/15/2030	91,970
	Leidos Inc(a)
215,000	3.63%, 05/15/2025	234,296
300,000	4.38%, 05/15/2030	337,935
185,000	Microchip Technology Inc(a) 2.67%, 09/01/2023	190,376
	Micron Technology Inc
70,000	2.50%, 04/24/2023	72,691
150,000	4.98%, 02/06/2026	172,102
	Microsoft Corp
100,000	3.70%, 08/08/2046	125,425
135,000	2.53%, 06/01/2050	139,686
487,000	3.95%, 08/08/2056	625,614
103,000	2.68%, 06/01/2060	107,484
50,000	NCR Corp(a) 8.13%, 04/15/2025	53,000
190,000	NVIDIA Corp 2.85%, 04/01/2030	211,305
	NXP BV / NXP Funding LLC(a)
295,000	4.88%, 03/01/2024	329,466
71,000	5.35%, 03/01/2026	84,392
	NXP BV / NXP Funding LLC / NXP USA Inc(a)
275,000	3.15%, 05/01/2027	291,753
94,000	4.30%, 06/18/2029	106,635
	Oracle Corp
260,000	2.50%, 04/01/2025	279,641
215,000	3.80%, 11/15/2037	248,009
Principal Amount		Fair Value
Technology — (continued)
$ 155,000	4.00%, 07/15/2046	$ 183,454
140,000	3.60%, 04/01/2050	157,782
25,000	PTC Inc(a) 4.00%, 02/15/2028	24,814
25,000	Qorvo Inc(a) 4.38%, 10/15/2029	25,602
50,000	Rackspace Hosting Inc(a)(f) 8.63%, 11/15/2024	50,900
50,000	RP Crown Parent LLC(a) 7.38%, 10/15/2024	49,875
90,000	salesforce.com Inc 3.25%, 04/11/2023	96,723
25,000	Science Applications International Corp(a) 4.88%, 04/01/2028	24,921
25,000	Sophia LP / Sophia Finance Inc(a) 9.00%, 09/30/2023	25,250
50,000	SS&C Technologies Inc(a) 5.50%, 09/30/2027	50,919
100,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(a) 6.75%, 06/01/2025	101,250
		13,988,699
Utilities — 3.64%
	Alabama Power Co
125,000	2.45%, 03/30/2022	128,953
60,000	4.15%, 08/15/2044	71,719
190,000	Ameren Corp 3.65%, 02/15/2026	212,449
	American Water Capital Corp
125,000	3.75%, 09/01/2028	144,678
50,000	2.80%, 05/01/2030	54,363
50,000	4.15%, 06/01/2049	61,937
	AmeriGas Partners LP / AmeriGas Finance Corp
25,000	5.88%, 08/20/2026	26,375
25,000	5.75%, 05/20/2027	26,438
450,000	Appalachian Power Co 3.40%, 06/01/2025	495,006
	Berkshire Hathaway Energy Co
85,000	3.25%, 04/15/2028	96,111
75,000	6.13%, 04/01/2036	108,123
145,000	Black Hills Corp 2.50%, 06/15/2030	148,122
	Calpine Corp(a)
50,000	5.25%, 06/01/2026	50,486
25,000	4.50%, 02/15/2028	24,500
	Cleco Corporate Holdings LLC
65,000	3.74%, 05/01/2026	68,855
5,000	4.97%, 05/01/2046	5,276
195,000	Commonwealth Edison Co 3.65%, 06/15/2046	228,367
300,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	380,748

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
	Dominion Energy Gas Holdings LLC
$ 100,000	2.50%, 11/15/2024	$ 105,422
25,000	3.00%, 11/15/2029	26,691
105,000	3.90%, 11/15/2049	110,201
	Dominion Energy Inc
195,000	3.07%, 08/15/2024(d)	209,476
400,000	2.85%, 08/15/2026	429,206
115,000	Dominion Energy South Carolina Inc 5.10%, 06/01/2065	169,354
25,000	DPL Inc(a) 4.13%, 07/01/2025	25,007
128,000	Duke Energy Carolinas LLC 5.30%, 02/15/2040	177,250
	Duke Energy Corp
130,000	3.75%, 04/15/2024	142,340
675,000	3.75%, 09/01/2046	764,376
195,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	216,070
145,000	Duke Energy Ohio Inc 3.65%, 02/01/2029	167,651
95,000	East Ohio Gas Co(a) 3.00%, 06/15/2050	94,843
350,000	EDP Finance BV(a) 3.63%, 07/15/2024	375,818
300,000	Enel Finance International NV(a) 6.00%, 10/07/2039	399,339
	Evergy Inc
90,000	4.85%, 06/01/2021	92,473
560,000	2.45%, 09/15/2024	591,643
25,000	2.90%, 09/15/2029	26,783
	Evergy Metro Inc
20,000	2.25%, 06/01/2030	20,949
210,000	4.20%, 03/15/2048	262,096
350,000	Eversource Energy 2.90%, 10/01/2024	375,400
	Exelon Corp
110,000	2.45%, 04/15/2021	111,515
180,000	4.70%, 04/15/2050	228,695
	FirstEnergy Corp
30,000	1.60%, 01/15/2026	30,265
80,000	2.25%, 09/01/2030	80,161
120,000	FirstEnergy Transmission LLC(a) 4.55%, 04/01/2049	145,749
	Georgia Power Co
145,000	2.40%, 04/01/2021	146,937
225,000	2.10%, 07/30/2023	234,126
45,000	4.75%, 09/01/2040	55,137
515,000	Gulf Power Co 4.55%, 10/01/2044	633,585
240,000	ITC Holdings Corp(a) 2.95%, 05/14/2030	254,693
675,000	National Fuel Gas Co 3.75%, 03/01/2023	687,980
	National Rural Utilities Cooperative Finance Corp
40,000	3.40%, 02/07/2028	44,854
Principal Amount		Fair Value
Utilities — (continued)
$ 370,000	5.25%, 04/20/2046(c) 3-mo. LIBOR + 3.63%	$ 392,165
295,000	NextEra Energy Capital Holdings Inc 2.25%, 06/01/2030	303,045
	NiSource Inc
150,000	3.49%, 05/15/2027	169,602
355,000	3.60%, 05/01/2030	405,618
135,000	4.38%, 05/15/2047	162,785
300,000	3.95%, 03/30/2048	346,890
75,000	NRG Energy Inc 6.63%, 01/15/2027	78,375
310,000	Oglethorpe Power Corp 5.05%, 10/01/2048	350,351
60,000	Oncor Electric Delivery Co LLC 2.95%, 04/01/2025	65,301
510,000	Pacific Gas & Electric Co(f) 2.50%, 02/01/2031	498,576
	PacifiCorp
75,000	2.70%, 09/15/2030	81,686
42,000	4.13%, 01/15/2049	51,967
10,000	3.30%, 03/15/2051	11,013
100,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	111,183
145,000	Public Service Enterprise Group Inc 2.88%, 06/15/2024	154,700
	Puget Energy Inc
185,000	3.65%, 05/15/2025	197,655
220,000	4.10%, 06/15/2030(a)	242,830
	Sempra Energy
300,000	3.55%, 06/15/2024	325,538
460,000	3.40%, 02/01/2028	505,396
60,000	3.80%, 02/01/2038	64,775
20,000	4.00%, 02/01/2048	22,067
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	108,615
	Southern California Edison Co
90,000	2.85%, 08/01/2029	95,087
300,000	2.25%, 06/01/2030(f)	304,635
27,000	4.00%, 04/01/2047	30,832
88,000	4.13%, 03/01/2048	102,743
105,000	3.65%, 02/01/2050	115,336
	Southern Co
400,000	3.25%, 07/01/2026	443,275
775,000	3.70%, 04/30/2030	884,525
55,000	4.40%, 07/01/2046	65,130
25,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	26,224
50,000	Vistra Operations Co LLC(a) 5.63%, 02/15/2027	51,349
	Xcel Energy Inc
165,000	2.60%, 12/01/2029	177,002
80,000	3.50%, 12/01/2049	89,194
		16,804,056
TOTAL CORPORATE BONDS AND NOTES — 38.84% (Cost $166,105,835)		$179,188,146

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
	Abu Dhabi Government International Bond(a)
$ 200,000	2.50%, 04/16/2025	$ 210,162
200,000	3.13%, 09/30/2049	208,250
270,000	Chile Government International Bond 2.55%, 01/27/2032	280,800
	Colombia Government International Bond
200,000	4.38%, 07/12/2021	204,750
500,000	4.50%, 03/15/2029	548,280
500,000	Corp Andina de Fomento 4.38%, 06/15/2022	528,995
60,000	Hungary Government International Bond 6.38%, 03/29/2021	62,399
	Mexico Government International Bond
500,000	3.75%, 01/11/2028	520,320
200,000	4.75%, 04/27/2032	220,500
45,000	Peruvian Government International Bond 2.39%, 01/23/2026	46,733
200,000	Qatar Government International Bond(a) 3.75%, 04/16/2030	227,738
150,000	Republic of Poland Government International Bond 4.00%, 01/22/2024	166,317
200,000	Saudi Government International Bond(a) 2.90%, 10/22/2025	212,080
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.75% (Cost $3,239,357)		$ 3,437,324
MORTGAGE-BACKED SECURITIES
Non-Agency — 4.92%
	Angel Oak Mortgage Trust(a)(b)
	Series 2019-3 Class A1
216,742	2.93%, 05/25/2059	219,072
	Series 2020-1 Class A1
194,610	2.47%, 12/25/2059	196,036
	Angel Oak Mortgage Trust I LLC(a)(b)
	Series 2018-3 Class A1
105,443	3.65%, 09/25/2048	107,482
	Series 2019-2 Class A1
125,060	3.63%, 03/25/2049	128,141
	Series 2019-4 Class A1
374,818	2.99%, 07/26/2049	377,924
	Arroyo Mortgage Trust(a)(b)
	Series 2018-1 Class A1
161,896	3.76%, 04/25/2048	166,212
	Series 2019-2 Class A1
252,884	3.35%, 04/25/2049	258,836
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-3 Class A1
$ 237,888	2.96%, 10/25/2048	$ 243,063
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	393,280
	Series 2019-BN16 Class XA
2,608,216	1.13%, 02/15/2052(b)	169,560
	Series 2019-BN18 Class XA
995,837	1.05%, 05/15/2062(b)	65,207
	Series 2019-BN20 Class XA
1,290,986	0.96%, 09/15/2062(b)	81,920
	Series 2019-BN22 Class XA
1,806,794	0.72%, 11/15/2062(b)	84,718
	Series 2019-BN23 Class XA
2,956,032	0.82%, 12/15/2052(b)	162,425
	Series 2019-BN24 Class XA
998,274	0.77%, 11/15/2062(b)	48,785
	Series 2020-BN26 Class XA
1,078,730	1.36%, 03/15/2063(b)	99,984
228,000	BBCMS Mortgage Trust(a)(c) Series 2017-DELC Class A 1.03%, 08/15/2036 1-mo. LIBOR + 0.85%	217,727
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(b)	453,011
	Series 2019-B11 Class A2
325,000	3.41%, 05/15/2052	348,582
	Series 2019-B12 Class XA
997,687	1.20%, 08/15/2052(b)	65,587
176,509	BX Commercial Mortgage Trust(a)(c) Series 2018-IND Class A 0.93%, 11/15/2035 1-mo. LIBOR + 0.75%	174,749
100,000	CAMB Commercial Mortgage Trust(a)(c) Series 2019-LIFE Class C 1.63%, 12/15/2037 1-mo. LIBOR + 1.45%	97,854
300,000	CD Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	322,365
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	276,585
111,856	CIM Trust(a)(b) Series 2017-7 Class A 3.00%, 04/25/2057	113,596
	Citigroup Commercial Mortgage Trust
	Series 2013-GC11 Class B
2,500,000	3.73%, 04/10/2046(b)	2,548,427
	Series 2015-GC33 Class A4
403,000	3.78%, 09/10/2058	446,192
	Citigroup Mortgage Loan Trust
	Series 2018-RP2 Class A1
242,524	3.50%, 02/25/2058	252,668

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2018-RP3 Class A1
$ 272,489	3.25%, 03/25/2061(a)(b)	$ 285,634
	COLT Mortgage Loan Trust(a)(b)
	Series 2018-3 Class A1
168,779	3.69%, 10/26/2048	171,912
	Series 2019-2 Class A1
85,974	3.34%, 05/25/2049	86,996
	Series 2019-3 Class A1
103,852	2.76%, 08/25/2049	105,098
	Series 2019-4 Class A1
271,115	2.58%, 11/25/2049	273,786
	COMM Mortgage Trust
	Series 2013-LC6 Class A4
253,550	2.94%, 01/10/2046	260,886
	Series 2019-WCM Class A
400,000	1.08%, 10/15/2036(a)(c) 1-mo. LIBOR + 0.90%	390,768
335,000	CSAIL Commercial Mortgage Trust Series 2016-C6 Class ASB 2.96%, 01/15/2049	349,991
	CSMC Trust(a)(b)
	Series 2017-FHA1 Class A1
51,772	3.25%, 04/25/2047	53,370
	Series 2018-RPL9 Class A
255,515	3.85%, 09/25/2057	271,177
12,154,143	DBGS Mortgage Trust(b) Series 2018-C1 Class XA 0.33%, 10/15/2051	180,325
	Deephaven Residential Mortgage Trust(a)(b)
	Series 2017-2A Class A1
18,487	2.45%, 06/25/2047	18,474
	Series 2018-3A Class A1
118,331	3.79%, 08/25/2058	120,324
	Series 2019-2A Class A1
93,989	3.56%, 04/25/2059	94,330
	GS Mortgage Securities Trust(b)
	Series 2013-GC13 Class A5
380,000	4.19%, 07/10/2046	407,804
	Series 2014-GC24 Class B
275,000	4.64%, 09/10/2047	228,235
	Series 2020-GC45 Class XA
2,040,002	0.68%, 02/13/2053	103,958
124,838	Homeward Opportunities Fund I Trust(a)(b) Series 2019-2 Class A1 2.70%, 09/25/2059	125,742
120,000	JP Morgan Chase Commercial Mortgage Securities Trust(a) Series 2020-NNN Class AFX 2.81%, 01/16/2037	121,935
	JPMorgan Commercial Mortgage Securities Trust
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	285,580
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	588,543
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2016-C4 Class ASB
$ 310,000	2.99%, 12/15/2049	$ 327,838
131,170	MetLife Securitization Trust(a)(b) Series 2018-1A Class A 3.75%, 03/25/2057	139,758
38,321	MFA Trust(a)(b) Series 2017-RPL-1 Class A1 2.59%, 02/25/2057	38,579
	Mill City Mortgage Loan Trust(a)(b)
	Series 2019-1 Class A1
244,150	3.25%, 10/25/2069	257,050
	Series 2019-GS1 Class A1
606,381	2.75%, 07/25/2059	634,618
600,000	Morgan Stanley Capital I Trust Series 2016-UB12 Class A4 3.60%, 12/15/2049	660,138
305,000	Mortgage Insurance-Linked Notes(a)(c) Series 2019-1 Class M1 2.08%, 11/26/2029 1-mo. LIBOR + 1.90%	297,052
	MTRO Commercial Mortgage Trust(a)(c)
	Series 2019-TECH Class B
100,000	1.28%, 12/15/2033 1-mo. LIBOR + 1.10%	95,050
	Series 2019-TECH Class C
100,000	1.48%, 12/15/2033 1-mo. LIBOR + 1.30%	94,188
220,000	Natixis Commercial Mortgage Securities Trust(a) Series 2019-1776 Class A 2.51%, 10/15/2036	223,236
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
55,335	3.75%, 05/28/2052(b)	59,065
	Series 2017-2A Class A3
142,259	4.00%, 03/25/2057(b)	152,842
	Series 2017-3A Class A1
224,968	4.00%, 04/25/2057(b)	240,260
	Series 2017-4A Class A1
91,997	4.00%, 05/25/2057(b)	98,712
	Series 2017-5A Class A1
96,811	1.68%, 06/25/2057(c) 1-mo. LIBOR + 1.50%	96,950
	Series 2017-6A Class A1
135,841	4.00%, 08/27/2057(b)	144,857
	Series 2018-1A Class A1A
235,671	4.00%, 12/25/2057(b)	249,744
	Series 2018-2A Class A1
162,840	4.50%, 02/25/2058(b)	173,466
	Series 2018-4A Class A1S
185,861	0.93%, 01/25/2048(c) 1-mo. LIBOR + 0.75%	183,948
	Series 2019-3A Class A1A
269,934	3.75%, 11/25/2058(b)	289,273
	Series 2019-5A Class A1B
292,365	3.50%, 08/25/2059(b)	304,599

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-NQM2 Class A1
$ 102,744	3.60%, 04/25/2049(b)	$ 104,777
	Series 2019-NQM3 Class A1
253,975	2.80%, 07/25/2049(b)	257,705
	Series 2019-NQM4 Class A1
128,239	2.49%, 09/25/2059(b)	129,127
	Series 2020-1A Class A1B
156,743	3.50%, 10/25/2059(b)	165,619
137,913	Preston Ridge Partners Mortgage LLC(a)(b) Series 2019-GS1 Class A1 3.50%, 10/25/2024	136,825
150,000	Radnor RE Ltd(a)(c) Series 2020-1 Class M1A 1.13%, 02/25/2030 1-mo. LIBOR + 0.95%	148,259
490,000	SG Commercial Mortgage Securities Trust(a) Series 2020-COVE Class A 2.63%, 03/15/2037	490,321
2,425,000	UBS-Barclays Commercial Mortgage Trust(a)(b) Series 2013-C6 Class B 3.88%, 04/10/2046	2,343,509
	Verus Securitization Trust(a)(b)
	Series 2018-INV2 Class A1FX
208,554	4.15%, 10/25/2058	210,956
	Series 2019-1 Class A1
277,101	3.84%, 02/25/2059	282,484
	Series 2019-2 Class A1
114,403	3.21%, 05/25/2059	116,609
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	155,065
	Series 2015-NXS1 Class A5
325,000	3.15%, 05/15/2048	347,930
	Series 2015-NXS3 Class A4
370,000	3.62%, 09/15/2057	404,335
		22,699,600
U.S. Government Agency — 31.94%
156,964	Fannie Mae Interest Strip Series 415 Class A3 3.00%, 11/25/2042	168,260
	Federal Home Loan Mortgage Corp
847	4.00%, 12/01/2020	895
318	4.50%, 04/01/2021	335
688	6.00%, 05/01/2021	692
2,285	4.50%, 07/01/2021	2,406
2,236	5.00%, 03/01/2022	2,350
505,126	3.00%, 09/01/2027	533,847
8,504	6.00%, 11/01/2033	9,869
8,956	6.00%, 04/01/2035	9,963
22,532	4.50%, 05/01/2035	24,589
65,985	5.50%, 08/01/2035	75,012
47,437	4.50%, 11/01/2035	51,418
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 4,618	6.50%, 02/01/2036	$ 5,297
13,011	4.50%, 03/01/2036	14,261
14,851	6.00%, 03/01/2036	17,327
14,589	5.50%, 06/01/2036	16,038
33,900	5.50%, 08/01/2036	38,834
4,636	6.00%, 08/01/2037	5,252
21,755	7.00%, 08/01/2037	24,475
67,847	5.00%, 04/01/2038	77,575
194,971	5.50%, 05/01/2038	221,896
135,340	4.50%, 03/01/2039	150,134
146,028	4.50%, 05/01/2039	162,356
138,912	4.00%, 09/01/2040	152,319
331,347	5.00%, 09/01/2040	379,507
37,042	4.00%, 09/01/2043	40,677
1,229,195	4.00%, 03/01/2044	1,349,913
412,662	4.50%, 04/01/2044	458,124
802,500	4.50%, 12/01/2044	883,973
673,498	3.00%, 02/01/2047	712,013
1,389,681	3.50%, 10/01/2048	1,459,974
2,240,500	3.00%, 06/01/2049	2,361,247
4,748,340	3.00%, 10/01/2049	5,002,896
977,987	2.50%, 11/01/2049	1,018,774
2,286,977	3.00%, 12/01/2049	2,409,581
1,002,343	3.00%, 02/01/2050	1,056,078
1,036,614	2.50%, 03/01/2050	1,081,154
1,289,514	3.50%, 03/01/2050	1,355,397
1,031,459	3.00%, 04/01/2050	1,086,755
1,334,920	3.50%, 05/01/2050	1,404,046
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	217,951
	Series K104 Class X1
1,004,528	1.13%, 01/25/2030(b)	89,077
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
38,644	3.00%, 05/15/2041	41,632
	Series 4097 Class KA
214,837	2.00%, 09/15/2031	221,122
	Series 4122 Class AB
191,790	1.50%, 10/15/2042	192,734
	Series 4139 Class PA
205,101	2.50%, 11/15/2041	214,532
	Series 4142 Class PT
153,555	1.25%, 12/15/2027	155,021
	Series 4146 Class AB
138,036	1.13%, 12/15/2027	139,084
	Series 4216 Class KQ
159,943	1.70%, 10/15/2039	162,312

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 4961 Class JB
$ 273,452	2.50%, 12/15/2042	$ 284,722
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(c)
	Series 2014-DN1 Class M3
110,000	4.68%, 02/25/2024 1-mo. LIBOR + 4.50%	94,758
	Series 2014-DN2 Class M2
12,377	1.83%, 04/25/2024 1-mo. LIBOR + 1.65%	12,285
	Series 2014-DN2 Class M3
165,000	3.78%, 04/25/2024 1-mo. LIBOR + 3.60%	145,349
	Series 2014-DN3 Class M3
217,960	4.18%, 08/25/2024 1-mo. LIBOR + 4.00%	221,102
	Federal National Mortgage Association
553,893	4.00%, 07/01/2026	587,620
787,702	3.50%, 01/01/2031	828,182
160,000	3.09%, 07/01/2032	184,744
385,000	3.10%, 07/01/2032	445,478
219,493	3.19%, 07/01/2033	248,476
11,140	4.50%, 08/01/2035	12,174
21,645	6.00%, 02/01/2036	25,201
83,201	5.50%, 03/01/2036	95,452
24,025	6.50%, 06/01/2036	26,719
69,041	6.00%, 02/01/2037	76,804
51,830	6.00%, 03/01/2037	60,374
263	6.50%, 04/01/2037	292
57,331	6.00%, 08/01/2037	66,571
23,770	6.50%, 08/01/2037	27,588
804,699	4.00%, 02/01/2041	883,028
4,667,714	4.50%, 02/01/2041	5,195,836
431,542	4.00%, 10/01/2041	473,564
765,113	4.00%, 01/01/2045	832,848
539,183	3.50%, 08/01/2045	576,143
966,292	4.00%, 10/01/2046	1,040,597
1,190,231	3.50%, 01/01/2047	1,261,487
5,109,620	4.00%, 06/01/2047	5,464,730
2,945,996	4.50%, 11/01/2047	3,177,891
1,449,585	4.50%, 04/01/2048	1,558,725
748,389	4.00%, 02/01/2049	793,048
2,669,181	3.50%, 09/01/2049	2,805,035
2,157,056	3.00%, 10/01/2049	2,272,695
554,394	3.00%, 11/01/2049	584,115
2,302,487	3.00%, 12/01/2049	2,425,923
2,255,564	3.00%, 02/01/2050	2,376,484
1,018,582	2.50%, 03/01/2050	1,062,347
1,033,120	3.00%, 04/01/2050	1,088,505
1,781,439	3.50%, 05/01/2050	1,876,910
2,490,694	2.50%, 06/01/2050	2,597,711
	Federal National Mortgage Association Alternative Credit Enhancement Securities(b)
	Series 2019-M21 Class X3
2,149,558	1.33%, 06/25/2034	226,359
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2020-M2 Class X
$ 5,460,063	0.35%, 01/25/2030	$ 129,622
	Federal National Mortgage Association Connecticut Avenue Securities(c)
	Series 2014-C02 Class 1M2
360,522	2.78%, 05/25/2024 1-mo. LIBOR + 2.60%	315,271
	Series 2014-C03 Class 1M2
349,154	3.18%, 07/25/2024 1-mo. LIBOR + 3.00%	305,735
	Series 2014-C04 Class 1M2
310,285	5.08%, 11/25/2024 1-mo. LIBOR + 4.90%	318,627
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
156,562	1.50%, 09/25/2027	158,674
	Series 2012-124 Class JA
133,022	1.50%, 11/25/2042	133,766
	Series 2012-128 Class PD
295,087	1.50%, 06/25/2042	300,158
	Series 2012-18 Class GA
96,087	2.00%, 12/25/2041	99,176
	Series 2012-21 Class PQ
49,227	2.00%, 09/25/2041	50,652
	Series 2012-52 Class PA
57,524	3.50%, 05/25/2042	62,241
	Series 2012-75 Class KC
97,464	2.50%, 12/25/2041	100,578
	Series 2013-16 Class A
264,295	1.75%, 01/25/2040	267,484
	Series 2013-43 Class XP
181,147	1.50%, 08/25/2041	184,077
	Series 2013-77 Class BP
152,530	1.70%, 06/25/2043	154,939
	Series 2013-9 Class PT
133,016	1.25%, 02/25/2028	134,270
	Series 2015-48 Class QB
89,757	3.00%, 02/25/2043	93,120
	Series 2015-5 Class EP
185,270	2.00%, 06/25/2043	189,126
	Series 2016-11 Class GA
89,846	2.50%, 03/25/2046	94,003
	Series 2016-38 Class NA
37,324	3.00%, 01/25/2046	40,085
	Series 2017-26 Class CG
138,166	3.50%, 07/25/2044	145,153
	Series 2017-34 Class JK
71,460	3.00%, 05/25/2047	73,973
	Series 2017-35 Class AH
161,933	3.50%, 04/25/2053	166,996
	Series 2017-49 Class JA
128,027	4.00%, 07/25/2053	134,432
	Series 2017-72 Class B
83,059	3.00%, 09/25/2047	88,827

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2017-72 Class CD
$ 85,648	3.00%, 09/25/2047	$ 91,781
	Series 2017-84 Class KA
100,528	3.50%, 04/25/2053	103,471
	Series 2017-A6 Class A6
195,747	3.00%, 12/25/2054	204,535
	Series 2018-19 Class DC
76,827	3.50%, 05/25/2056	80,712
	Series 2018-23 Class LA
82,087	3.50%, 04/25/2048	88,955
	Series 2018-38 Class PC
112,372	3.50%, 03/25/2045	115,605
	Series 2018-70 Class HA
137,930	3.50%, 10/25/2056	148,526
	Series 2018-72 Class BA
177,496	3.50%, 07/25/2054	186,897
	Series 2018-77 Class PA
68,163	3.50%, 02/25/2048	71,552
	Series 2018-80 Class GD
139,838	3.50%, 12/25/2047	148,274
	Series 2019-12 Class HA
150,830	3.50%, 11/25/2057	163,575
	Series 2019-14 Class CA
141,403	3.50%, 04/25/2049	154,732
	Series 2019-15 Class AB
145,292	3.50%, 05/25/2053	152,726
	Series 2019-21 Class BD
151,910	3.00%, 09/25/2057	158,383
	Series 2019-22 Class BA
152,752	3.50%, 12/25/2058	167,899
	Series 2019-28 Class JA
140,178	3.50%, 06/25/2059	155,853
	Series 2019-41 Class AC
161,935	2.50%, 03/25/2053	167,136
	Series 2019-45 Class PT
206,416	3.00%, 08/25/2049	221,445
	Series 2019-6 Class GJ
187,484	3.00%, 02/25/2049	198,358
	Series 2019-7 Class CA
135,136	3.50%, 11/25/2057	146,814
	Series 2019-7 Class JA
131,269	3.50%, 03/25/2049	141,091
	Series 2020-1 Class AC
594,395	3.50%, 08/25/2058	642,203
	Government National Mortgage Association
7,900,000	2.50%, TBA	8,304,211
8,600,000	3.00%, TBA	9,108,945
6,500,000	3.50%, TBA	6,858,523
2,800,000	4.00%, TBA	2,968,437
2,400,000	4.50%, TBA	2,562,000
388,500	4.00%, 02/20/2045	423,029
203,404	4.50%, 01/20/2046	222,833
	Series 2013-37 Class LG
143,109	2.00%, 01/20/2042	147,704
	Series 2015-151 Class BA
157,809	1.70%, 10/20/2045	159,801
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2015-56 Class LB
$ 256,090	1.50%, 04/16/2040	$ 259,837
72,558	Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	83,468
	Uniform Mortgage-Backed Security(j)
1,800,000	2.00%, TBA	1,860,223
22,100,000	2.50%, TBA	23,021,510
5,600,000	3.00%, TBA	5,892,461
5,800,000	3.50%, TBA	6,099,516
2,800,000	4.00%, TBA	2,966,797
1,600,000	4.50%, TBA	1,719,125
		147,386,774
TOTAL MORTGAGE-BACKED SECURITIES — 36.86% (Cost $167,563,059)		$170,086,374
MUNICIPAL BONDS AND NOTES
415,000	Arlington Independent School District 4.00%, 02/15/2037	499,482
200,000	City of Charlotte North Carolina Water & Sewer System Revenue 4.00%, 07/01/2047	230,704
	County of Riverside California
420,000	2.96%,02/15/2027	445,607
420,000	3.07%,02/15/2028	449,421
	District of Columbia
265,000	4.00%,03/01/2039	318,106
200,000	3.43%,04/01/2042	201,530
	Marshall University
100,000	3.13%,05/01/2028	107,640
100,000	3.38%,05/01/2031	108,669
	Metropolitan Transportation Authority
115,000	4.75%,11/15/2045	127,513
315,000	5.18%,11/15/2049	367,454
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue 4.00%, 11/01/2040	574,230
280,000	New York State Dormitory Authority 4.00%, 02/15/2037	329,692
80,000	New York State Thruway Authority 2.90%, 01/01/2035	85,891
470,000	New York Transportation Development Corp 4.25%, 09/01/2035	512,276
355,000	Philadelphia Authority for Industrial Development 6.55%, 10/15/2028	458,837

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 80,000	Regents of the University of California Medical Center Pooled Revenue 6.55%, 05/15/2048	$ 127,837
	State of California
5,000	7.55%,04/01/2039	8,903
130,000	7.30%,10/01/2039	217,339
15,000	7.63%,03/01/2040	26,478
15,000	State of Connecticut 3.00%, 07/01/2021	15,323
480,000	State of Washington 5.00%, 02/01/2045	616,138
320,000	Texas Water Development Board 4.00%, 10/15/2043	377,766
TOTAL MUNICIPAL BONDS AND NOTES — 1.35% (Cost $6,020,859)		$ 6,206,836
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
700,000	0.13%, 10/15/2024	733,437
2,700,000	0.13%, 04/15/2025	2,806,341
635,000	0.63%, 01/15/2026	742,665
900,000	0.38%, 01/15/2027	1,030,431
465,000	0.88%, 01/15/2029	539,204
3,550,000	0.13%, 01/15/2030	3,825,931
120,000	1.00%, 02/15/2048	165,068
180,000	1.00%, 02/15/2049	244,940
850,000	0.25%, 02/15/2050(f)	952,091
	United States Treasury Note/Bond
225,000	1.63%, 12/31/2021	229,895
8,350,000	0.38%, 03/31/2022	8,380,008
100,000	2.13%, 05/15/2022	103,652
2,000,000	0.13%, 06/30/2022	1,998,828
6,720,000	0.13%, 05/15/2023	6,709,762
3,630,000	1.75%, 05/15/2023(k)(l)	3,793,492
7,580,000	2.38%, 08/15/2024	8,246,803
8,752,000	2.00%, 02/15/2025	9,449,767
2,215,000	2.13%, 05/15/2025	2,411,754
1,000,000	1.38%, 08/31/2026	1,058,242
265,000	1.13%, 02/28/2027	276,490
2,000,000	0.50%, 04/30/2027(l)	2,003,125
2,500,000	0.50%, 05/31/2027	2,500,007
2,405,000	2.63%, 02/15/2029	2,817,984
600,000	2.38%, 05/15/2029	692,391
9,235,000	0.63%, 05/15/2030	9,206,862
350,000	3.63%, 08/15/2043	511,082
4,670,000	3.75%, 11/15/2043	6,948,267
5,590,000	3.63%, 02/15/2044	8,180,179
610,000	3.13%, 08/15/2044	831,554
3,850,000	2.50%, 02/15/2045	4,747,381
4,140,000	3.00%, 11/15/2045	5,578,165
2,500,000	2.50%, 02/15/2046	3,094,824
260,000	2.50%, 05/15/2046	322,319
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 1,620,000	2.25%, 08/15/2046	$ 1,920,523
1,500,000	2.88%, 11/15/2046	1,993,769
1,500,000	3.00%, 02/15/2047	2,042,519
690,000	3.00%, 02/15/2048	944,195
300,000	3.13%, 05/15/2048	420,223
510,000	2.25%, 08/15/2049	613,036
5,300,000	1.25%, 05/15/2050(f)	5,088,207
TOTAL U.S. TREASURY BONDS AND NOTES — 24.74% (Cost $106,885,150)		$114,155,413
Shares
COMMON STOCK
Basic Materials — 0.00%(e)
1,020	Hexion Holdings Corp Class B(m)	6,885
Communications — 0.00%(e)
791	iHeartMedia Inc Class A(f)(m)	6,605
TOTAL COMMON STOCK — 0.00%(e) (Cost $93,666)		$ 13,490
INVESTMENT COMPANIES
1,284,719	Federated Project Trade and Finance Fund(n)(o)	11,254,141
TOTAL INVESMENT COMPANIES — 2.44% (Cost $11,726,947)		$ 11,254,141
GOVERNMENT MONEY MARKET MUTUAL FUNDS
335,000	BlackRock FedFund Institutional Class(p), 0.10%(q)	335,000
423,000	Federated Hermes Government Obligations Fund Premier Shares(p), 0.11%(q)	423,000
423,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(p), 0.10%(q)	423,000
423,000	Goldman Sachs Financial Square Government Fund Institutional Class(p), 0.15%(q)	423,000
423,000	Invesco Government & Agency Portfolio Institutional Class(p), 0.09%(q)	423,000
423,000	JPMorgan U.S. Government Money Market Fund Capital Shares(p), 0.10%(q)	423,000

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
423,000	Morgan Stanley Government Portfolio Institutional Class(p), 0.05%(q)	$ 423,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.62% (Cost $2,873,000)		$ 2,873,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.47%
$ 2,299,391	Undivided interest of 3.39% in a repurchase agreement (principal amount/value $67,853,165 with a maturity value of $67,853,335) with Citigroup Global Markets Inc, 0.09%, dated 6/30/20 to be repurchased at $2,299,391 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.50% - 7.50%, 7/31/21 - 5/20/70, with a value of $69,210,231.(p)	2,299,391
2,299,391	Undivided interest of 3.47% in a repurchase agreement (principal amount/value $66,244,813 with a maturity value of $66,244,979) with RBC Capital Markets Corp, 0.09%, dated 6/30/20 to be repurchased at $2,299,391 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/31/20 - 7/1/50, with a value of $67,569,710.(p)	2,299,391
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,210,198	Undivided interest of 32.42% in a repurchase agreement (principal amount/value $6,817,874 with a maturity value of $6,817,891) with Morgan Stanley & Co LLC, 0.09%, dated 6/30/20 to be repurchased at $2,210,198 on 7/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 6.00%, 1/1/21 - 7/1/50, with a value of $6,954,232.(p)	$ 2,210,198
TOTAL SHORT TERM INVESTMENTS — 1.47% (Cost $6,808,980)		$ 6,808,980
TOTAL INVESTMENTS — 110.76% (Cost $488,312,270)		$511,060,143
OTHER ASSETS & LIABILITIES, NET — (10.76)%		$ (49,664,274)
TOTAL NET ASSETS — 100.00%		$461,395,869

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2020. Maturity date disclosed represents final maturity date.
(e)	Represents less than 0.005% of net assets.
(f)	All or a portion of the security is on loan at June 30, 2020.
(g)	Security in bankruptcy.
(h)	Security in default.
(i)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(j)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(k)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(l)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(m)	Non-income producing security.
(n)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 4).
(o)	Restricted security; further details of these securities are included in a subsequent table.
(p)	Collateral received for securities on loan.
(q)	Rate shown is the 7-day yield as of June 30, 2020.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
At June 30, 2020, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Investment Companies(a)
Federated Project Trade and Finance Fund	06/01/2017-06/01/2020	$11,726,947	$11,254,141	2.44%
(a)See Notes to Financials regarding restriction information.
At June 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
U.S. 10 Year Treasury Note Short Futures	61	USD	8,489,484	September 2020	$(25,248)
U.S. 10 Year Treasury Ultra Short Futures	48	USD	7,559,250	September 2020	(23,492)
U.S. 2 Year Treasury Note Long Futures	241	USD	53,219,578	September 2020	12,202
U.S. 5 Year Treasury Note Long Futures	120	USD	15,089,063	September 2020	36,367
U.S. 5 Year Treasury Note Short Futures	33	USD	4,149,492	September 2020	(8,672)
U.S. Long Bond Short Futures	72	USD	12,856,500	September 2020	(92,370)
U.S. Ultra Bond Short Futures	88	USD	19,197,750	September 2020	8,538
				Net Depreciation	$(92,675)
At June 30, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CM	EUR	255,000	USD	275,938	August 10, 2020	$10,808
CM	USD	278,152	EUR	255,000	August 10, 2020	(8,595)
					Net Appreciation	$2,213
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
At June 30, 2020, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Amount(b)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
CDX.NA.IG.34 Index	$4,610,000	$53,699	$28,947	1.00	June 20, 2025	$24,752	Sell	Quarterly
					Net Appreciation	$24,752
(a) Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At June 30, 2020, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
3-mo. LIBOR	1.53%	2,565,000	April 9, 2024	$(121,882)	Quarterly
3-mo. LIBOR	2.36%	1,245,000	April 9, 2024	(98,201)	Quarterly
3-mo. LIBOR	2.36%	1,195,000	April 9, 2024	(94,100)	Quarterly
3-mo. LIBOR	0.41%	3,370,000	June 17, 2025	(6,797)	Quarterly
3-mo. LIBOR	1.73%	845,000	October 29, 2029	(86,633)	Quarterly
3-mo. LIBOR	1.72%	260,000	October 29, 2029	(26,395)	Quarterly
3-mo. LIBOR	1.77%	425,000	October 30, 2029	(45,234)	Quarterly
3-mo. LIBOR	1.77%	385,000	October 30, 2029	(40,853)	Quarterly
3-mo. LIBOR	0.84%	930,000	March 20, 2030	(18,989)	Quarterly
3-mo. LIBOR	2.75%	440,000	December 20, 2047	(189,594)	Quarterly
			Net Depreciation	$(728,678)
Counterparty Abbreviations:
CM	Chase Manhattan
Currency Abbreviations
EUR	Euro Dollar
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West Core Bond Fund
ASSETS:
Investments at fair value, affiliated(a)	$11,254,141
Investments in securities, fair value (including $9,410,106 of securities on loan)(b)	492,997,022
Repurchase agreements, fair value(c)	6,808,980
Cash	32,497,201
Cash denominated in foreign currencies, fair value(d)	15,082
Cash pledged on futures contracts	1,285
Cash pledged on centrally cleared swaps	30,820
Dividends and interest receivable	2,441,064
Subscriptions receivable	407,384
Receivable for investments sold	391,491
Variation margin on futures contracts	147,079
Variation margin on centrally cleared swaps	17,420
Unrealized appreciation on forward foreign currency contracts	10,808
Total Assets	547,019,777
LIABILITIES:
Payable for TBA investments purchased	71,253,946
Payable for director fees	4,139
Payable for investments purchased	4,348,176
Payable for other accrued fees	143,440
Payable for shareholder services fees	17,146
Payable to investment adviser	104,186
Payable upon return of securities loaned	9,681,980
Redemptions payable	62,300
Unrealized depreciation on forward foreign currency contracts	8,595
Total Liabilities	85,623,908
NET ASSETS	$461,395,869
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,349,595
Paid-in capital in excess of par	431,641,004
Undistributed/accumulated earnings	25,405,270
NET ASSETS	$461,395,869
NET ASSETS BY CLASS
Investor Class	$57,179,432
Institutional Class	$404,216,437
CAPITAL STOCK:
Authorized
Investor Class	20,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	4,954,674
Institutional Class	38,541,274
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.54
Institutional Class	$10.49
(a) Cost of investments, affiliated	$11,726,947
(b) Cost of investments, unaffiliated	$469,776,343
(c) Cost of repurchase agreements	$6,808,980
(d) Cost of cash denominated in foreign currencies	$14,881
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West Core Bond Fund
INVESTMENT INCOME:
Interest	$5,922,227
Income from securities lending	11,340
Dividends, affiliated	461,682
Total Income	6,395,249
EXPENSES:
Management fees	716,523
Shareholder services fees – Investor Class	95,299
Audit and tax fees	23,560
Custodian fees	28,765
Director's fees	9,604
Legal fees	2,401
Pricing fees	72,036
Registration fees	20,231
Shareholder report fees	1,035
Transfer agent fees	4,032
Other fees	2,278
Total Expenses	975,764
Less amount waived by investment adviser	96,525
Net Expenses	879,239
NET INVESTMENT INCOME	5,516,010
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(49,025)
Net realized gain on investments and foreign currency transactions, unaffiliated	16,563,599
Net realized loss on credit default swaps	(168,395)
Net realized loss on interest rate swaps	(354,809)
Net realized loss on futures contracts	(4,891,949)
Net realized loss on forward foreign currency contracts	(5,093)
Net Realized Gain	11,094,328
Net change in unrealized depreciation on investments, affiliated	(626,876)
Net change in unrealized appreciation on investments and foreign currency translations, unaffiliated	8,445,921
Net change in unrealized depreciation on credit default swaps	(5,565)
Net change in unrealized depreciation on interest rate swaps	(581,089)
Net change in unrealized depreciation on futures contracts	(1,153,516)
Net change in unrealized depreciation on forward foreign currency contracts	(95,648)
Net Change in Unrealized Appreciation	5,983,227
Net Realized and Unrealized Gain	17,077,555
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,593,565
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Core Bond Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$5,516,010	$13,426,333
Net realized gain	11,094,328	350,039
Net change in unrealized appreciation	5,983,227	26,645,296
Net Increase in Net Assets Resulting from Operations	22,593,565	40,421,668
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(511,464)	(1,039,125)
Institutional Class	(4,790,632)	(12,474,838)
From Net Investment Income and Net Realized Gains	(5,302,096)	(13,513,963)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	14,029,428	30,469,573
Institutional Class	59,094,625	101,902,373
Shares issued in reinvestment of distributions
Investor Class	511,464	1,039,125
Institutional Class	4,790,632	12,474,838
Shares redeemed
Investor Class	(11,644,117)	(12,022,900)
Institutional Class	(113,476,179)	(75,862,618)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(46,694,147)	58,000,391
Total Increase (Decrease) in Net Assets	(29,402,678)	84,908,096
NET ASSETS:
Beginning of Period	490,798,547	405,890,451
End of Period	$461,395,869	$490,798,547
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,248,885	2,802,719
Institutional Class	5,715,525	10,326,130
Shares issued in reinvestment of distributions
Investor Class	46,430	95,238
Institutional Class	473,724	1,254,067
Shares redeemed
Investor Class	(1,042,271)	(1,109,623)
Institutional Class	(11,367,262)	(7,628,733)
Net Increase (Decrease)	(4,924,969)	5,739,798
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$11.03	0.12	0.49	0.61	(0.10)	-	(0.10)	$11.54	5.59% (d)
12/31/2019	$10.35	0.28	0.67	0.95	(0.27)	-	(0.27)	$11.03	9.19%
12/31/2018	$10.73	0.30	(0.43)	(0.13)	(0.25)	-	(0.25)	$10.35	(1.21%)
12/31/2017	$10.53	0.27	0.14	0.41	(0.21)	-	(0.21)	$10.73	3.90%
12/31/2016	$10.29	0.29	0.19	0.48	(0.24)	-	(0.24)	$10.53	4.69%
12/31/2015	$10.70	0.28	(0.40)	(0.12)	(0.29)	-	(0.29)	$10.29	(1.17%)
Institutional Class
06/30/2020(Unaudited)	$10.04	0.13	0.45	0.58	(0.13)	-	(0.13)	$10.49	5.86% (d)
12/31/2019	$ 9.45	0.30	0.59	0.89	(0.30)	-	(0.30)	$10.04	9.45%
12/31/2018	$ 9.84	0.31	(0.39)	(0.08)	(0.31)	-	(0.31)	$ 9.45	(0.82%)
12/31/2017	$ 9.70	0.29	0.13	0.42	(0.28)	-	(0.28)	$ 9.84	4.37%
12/31/2016	$ 9.53	0.30	0.18	0.48	(0.31)	-	(0.31)	$ 9.70	4.99%
12/31/2015 (e)	$10.00	0.21	(0.43)	(0.22)	(0.25)	-	(0.25)	$ 9.53	(2.19%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 57,179	0.80% (h)	0.70% (h)	2.16% (h)	133% (d)
12/31/2019	$ 51,836	0.80%	0.70%	2.61%	180%
12/31/2018	$ 30,166	0.83%	0.70%	2.91%	154%
12/31/2017	$ 31,615	0.80%	0.70%	2.56%	104%
12/31/2016	$ 31,830	0.70%	0.70%	2.74%	54%
12/31/2015	$ 32,305	0.70%	0.70%	2.64%	49%
Institutional Class
06/30/2020 (Unaudited)	$404,216	0.39% (h)	0.35% (h)	2.51% (h)	133% (d)
12/31/2019	$438,963	0.39%	0.35%	2.99%	180%
12/31/2018	$375,724	0.40%	0.35%	3.25%	154%
12/31/2017	$450,325	0.38%	0.35%	2.91%	104%
12/31/2016	$386,379	0.35%	0.35%	3.09%	54%
12/31/2015 (e)	$382,028	0.35% (h)	0.35% (h)	3.25% (h)	49%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period, if any. Excluding these transactions, the portfolio turnover would have been 133%, 66%, 62%, and 74% for the period ended June 30, 2020 and the years ended December 31 2019, 2018, and 2017, respectively.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Core Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying investment companies are valued at the NAV as reported by the underlying investment companies, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

Semi-Annual Report - June 30, 2020

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Investment Companies	Net asset value of underlying fund.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2020

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 17,027,364	$ —	$ 17,027,364
Bank Loans	—	9,075	—	9,075
Corporate Bonds and Notes	—	179,188,146	—	179,188,146
Foreign Government Bonds and Notes	—	3,437,324	—	3,437,324
Mortgage-Backed Securities	—	170,086,374	—	170,086,374
Municipal Bonds and Notes	—	6,206,836	—	6,206,836
U.S. Treasury Bonds and Notes	—	114,155,413	—	114,155,413
Common Stock	13,490	—	—	13,490
Government Money Market Mutual Funds	2,873,000	—	—	2,873,000
Investment Companies(a)	—	—	—	11,254,141
Short Term Investments	—	6,808,980	—	6,808,980
Total investments, at fair value:	2,886,490	496,919,512	0	511,060,143
Other Financial Investments:
Forward Foreign Currency Contracts(b)	—	10,808	—	10,808
Credit Default Swaps(b)	—	24,752	—	24,752
Futures Contracts(b)	57,107	—	—	57,107
Total Assets	$ 2,943,597	$ 496,955,073	$ 0	$ 511,152,810
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(b)	—	(8,595)	—	(8,595)
Futures Contracts(b)	$ (149,782)	$ —	$ —	$ (149,782)
Interest Rate Swaps(b)	—	(728,678)	—	(728,678)
Total Liabilities	$ (149,782)	$ (737,273)	$ 0	$ (887,055)
(a)	As permitted by U.S. GAAP, investment companies valued at $11,254,141 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities.
(b)	Credit Default Swaps, Futures Contracts, Forward Foreign Currency Contracts, and Interest Rate Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Federated Project and Trade Finance Fund is registered under the 1940 Act. This Fund is not a mutual fund, but operates as an "extended redemption" fund. It is an extended payment fund only offered for investment to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D of the 1933 Act, and that are also qualified purchasers as defined in Section 2(a)(51) of the 1940 Act. There are only limited opportunities to redeem fund shares. Upon receiving a redemption request, the Fund has up to thirty-one days to make payment to the shareholder.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 30, 2020

To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Semi-Annual Report - June 30, 2020

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
Federal tax cost of investments	$488,374,947
Gross unrealized appreciation on investments	35,917,741
Gross unrealized depreciation on investments	(14,026,933)
Net unrealized appreciation on investments	$21,890,808
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including credit default swaps, interest rate swaps, futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Semi-Annual Report - June 30, 2020

Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 22 futures contracts, net of both long and short positions, for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $2,278,348 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps, if any, are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional amount of $5,645,714 in credit default swaps for the reporting period.

Semi-Annual Report - June 30, 2020

Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
The Fund has entered into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional amount of $10,686,429 in interest rate swaps for the reporting period. Interest rate swaps are reported in a table following the Schedule of Investments.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2020 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation on credit default swaps	$24,752 (a)
Interest rate contracts (swaps)			Net unrealized depreciation on interest rate swaps	$(728,678) (a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$57,107 (a)	Net unrealized depreciation on futures contracts	$(149,782) (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 10,808	Unrealized depreciation on forward foreign currency contracts	$ (8,595)
(a)Includes cumulative appreciation of interest rate contracts, credit contracts, and futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2020

The effect of derivative investments for the period ended June 30, 2020 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Interest rate contracts (futures contracts)	Net realized loss on futures contracts	$(4,891,949)	Net change in unrealized depreciation on futures contracts	$(1,153,516)
Credit contracts (swaps)	Net realized loss on credit default swaps	$ (168,395)	Net change in unrealized depreciation on credit default swaps	$(5,565)
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$ (354,809)	Net change in unrealized depreciation on interest rate swaps	$(581,089)
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$ (5,093)	Net change in unrealized depreciation on forward foreign currency contracts	$ (95,648)
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2020.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$10,808	$—	$—	$—	$10,808
Derivative Liabilities (forward contracts)	$ (8,595)	$—	$—	$—	$ (8,595)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to futures contracts and centrally cleared swaps are excluded from these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.32% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.35% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 30, 2020

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Expires June 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$140,993	$251,152	$186,624	$96,525	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Federated Investment Management Company and Wellington Management Company LLP. The Adviser is responsible for compensating the Sub-Adviser for its services.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the fiscal period ended June 30, 2020.
Transactions with Affiliates
The following table is a summary of the transactions for each underlying investment during the period ended June 30, 2020, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
INVESTMENT COMPANIES
Federated Emerging Markets Core Fund	-	$ 9,792,320	$3,481,630	$12,812,462	$ 66,704	$(461,489)	$239,520	$ -	-%
Federated Project Trade and Finance Fund	1,284,719	13,372,308	262,949	2,215,729	(115,729)	(165,387)	222,162	11,254,141	2.44
					(49,025)	(626,876)	461,682	11,254,141	2.44
				Total	$ (49,025)	$(626,876)	$461,682	$11,254,141	2.44%
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $88,412,090 and $84,537,404, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $570,885,834 and $630,909,123, respectively.

Semi-Annual Report - June 30, 2020

6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2020, the Fund had securities on loan valued at $9,410,106 and received collateral as reported on the Statement of Assets and Liabilities of $9,681,980 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2020. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$3,460,691
U.S. Treasury Bonds and Notes	6,214,438
Common Stocks	6,851
Total secured borrowings	$9,681,980
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Core Bond Fund (the “Fund”), a series of the Company, (ii) the investment sub-advisory agreement (the “Federated Sub-Advisory Agreement”) by and among the Company, GWCM and Federated Investment Management Company (“Federated”), with respect to the Fund, and (iii) the investment sub-advisory agreement (the “Wellington Sub-Advisory Agreement”) by and among the Company, GWCM and

Wellington Management Company LLP (“Wellington” and together with Federated, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The Federated Sub-Advisory Agreement and Wellington Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”)
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, each of Federated and Wellington. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new trade order management and compliance tool, as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Advisers each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2019 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the second quintile of its performance universe for each of the one- and five-year periods ended December 31, 2019, in the third quintile of its performance universe for the three-year period ended December 31, 2019, and in the fourth quintile of its performance universe for the ten-year period ended December 31, 2019 (the first quintile being the best performers and the fifth quintile being the worst performers), outperforming the performance universe median for each of the one- and five-year periods. The annualized returns of the Fund’s Institutional Class were in the second quintile of its performance universe for both the one- and three-year periods ended December 31, 2019, outperforming the performance universe median for both periods. The Board also considered that each Class of the Fund outperformed the benchmark for the one-year period ended December 31, 2019, and for the three-year period ended December 31, 2019 with respect to the Fund’s Institutional Class and, with respect to the Fund’s Investor Class, slightly underperformed or approximated the benchmark for all other periods reviewed.
In evaluating the Fund’s investment performance and the performance of each Sub-Adviser, the Board noted that Wellington commenced management of its allocated portion of the Fund’s portfolio in April 2017. The Board also took into account each Sub-Adviser’s investment process, the organization and experience of its investment personnel and portfolio risk controls. In addition, the Board considered GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board received and considered information regarding the costs of services provided by GWCM and Wellington from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.

With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2021, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Advisers and that such fee was negotiated at arm’s length between GWCM and each of the Sub-Advisers. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of its respective peer group, ranking in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information from Federated regarding fees charged to similarly managed institutional separate accounts and from Wellington regarding its standard institutional fee schedule and the fee charged to an investment adviser for another sub-advised registered fund managed in the same investment style as the Fund. The Board assessed the foregoing information, including any differences in fee schedules, and determined that any fees charged by the Sub-Advisers to these other accounts and products were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to have been realized by GWCM and its affiliates and by Wellington. The Board reviewed the financial statements from GWCM and the Sub-Advisers and profitability information from GWCM and Wellington. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered that Federated did not provide an estimate of profits related to the Fund and noted that, since the agreement with Federated is arm’s length, such information regarding Federated was not relevant to its consideration of the continuation of the Federated Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and Wellington were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale

The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that each sub-advisory fee schedule contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased. However, the Board took into account that the sub-advisory fee under each Sub-Advisory Agreement is paid by GWCM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. In this connection, the Board also considered the data provided by Broadridge regarding the percentage of the management fee retained by GWCM, which indicated that such percentage was below the median of the Fund’s Lipper investment classification.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted that the Sub-Advisers did not identify any ancillary benefits aside from the reputational benefits that may accrue from their relationships with the Fund. The Board also noted where services were provided or proposed to be provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement, effective April 29, 2020. Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020